United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments

Alabama Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--98.0%[1,2]
		Alabama--98.0%
$6,080,000		Alabama HFA, MFH (Series 2007C), Weekly VRDNs (Summit South Mall Apartments Ltd.)/ (FNMA LOC), 2.290%, 8/7/2008	$6,080,000
9,870,000		Alabama HFA, MFH (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,870,000
5,870,000		Alabama HFA, MFH (Series 2005D), Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust Co., GA LOC), 2.540%, 8/7/2008	5,870,000
2,475,000		Alabama Judicial Building Authority (Series 2007), 4.00% Bonds (MBIA Insurance Corp. INS), 11/1/2008	2,478,257
15,930,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	15,930,000
1,675,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 2.440%, 8/7/2008	1,675,000
9,860,000		Alabama State Public School & College Authority (Series 2007), 5.00% Bonds, 12/1/2008	9,923,214
1,725,000		Alabama State Public School & College Authority (Series A), 3.25% Bonds, 2/1/2009	1,735,233
7,320,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.740%, 8/7/2008	7,320,000
1,700,000		Alexander, AL, IDB, Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	1,700,000
1,130,000		Alexander, AL, IDB, Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	1,130,000
750,000		Arab, AL, IDB (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	750,000
435,000		Ashland, AL, IDB (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	435,000
3,540,000		Atmore, AL, IDB (Series 2002A), Weekly VRDNs (Swift Lumber, Inc.)/(Whitney National Bank LOC), 2.600%, 8/7/2008	3,540,000
2,880,000		Auburn, AL, IDB (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 2.420%, 8/7/2008	2,880,000
7,600,000		Auburn, AL, IDB (Series 2006), Weekly VRDNs (Nikki America Fuel Systems, LLC)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 8/8/2008	7,600,000
1,400,000		Bessemer, AL, IDB (Series 2002), Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 2.550%, 8/7/2008	1,400,000
875,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/1/2008	875,000
1,670,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 2.500%, 8/7/2008	1,670,000
1,289,500		Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	1,289,500
500,000		Birmingham-Jefferson, AL ,Civic Center Authority (Series 2002-A), 5.25% Bonds (FSA INS), 1/1/2009	505,240
7,400,000		Chambers County, AL, IDA (Series 2007), Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 2.340%, 8/7/2008	7,400,000
1,500,000		Daphne, AL, Special Care Facilities Financing Authority (Series 1988-A), Bonds (Presbyterian Retirement Corp.)/(United States Treasury PRF 8/15/2008@100), 8/15/2028	1,497,972
6,000,000		Decatur, AL, IDB (Series 1998), Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 2.340%, 8/7/2008	6,000,000
6,500,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	6,500,000
3,725,000		East Central, AL, Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.350%, 8/7/2008	3,725,000
40,000		Fort Payne, AL, IDB, Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 2.700%, 8/6/2008	40,000
2,925,000		Frisco, AL, Industrial Development Board (Series 2005), Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 2.350%, 8/7/2008	2,925,000
4,275,000		Gadsden, AL, IDB (Series 2000), Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A. LOC), 2.500%, 8/6/2008	4,275,000
12,305,000	[3,4]	Homewood, AL, Educational Building Authority, DFA Municipal Trust (Series 2008-23), Weekly VRDNs (Samford University)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	12,305,000
1,250,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/1/2008	1,250,000
4,105,000		Huntsville, AL, IDB (Series 2007), Weekly VRDNs (Brown Precision, Inc.)/(First Commercial Bank, Birmingham, AL LOC), 2.390%, 8/7/2008	4,105,000
2,710,000		Jefferson County, AL, Economic & IDA (Series 2006-A), Weekly VRDNs (Conversion Technologies LLC)/(First Commercial Bank, Birmingham, AL LOC), 2.390%, 8/7/2008	2,710,000
7,500,000		Jefferson County, AL, Sewer System (Series 1999-A), 5.75% Bonds (United States Treasury PRF 2/1/2009@101), 2/1/2038	7,688,643
10,000,000		Lincoln, AL, IDA, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 2.600%, 8/7/2008	10,000,000
12,000,000		Mobile, AL, IDB (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	12,000,000
4,175,000		Mobile, AL, Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.350%, 8/7/2008	4,175,000
315,000		Montgomery, AL, IDB (Series 1990-A), Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC), 2.600%, 8/6/2008	315,000
2,775,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 2.600%, 8/6/2008	2,775,000
4,080,000		Montgomery, AL, IDB (Series 2006A), Weekly VRDNs (Bristol Properties, LLC)/(Columbus Bank and Trust Co., GA LOC), 2.590%, 8/7/2008	4,080,000
6,000,000		Montgomery, AL, IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.700%, 8/7/2008	6,000,000
2,205,000		Montgomery, AL, IDB, IDRBs (Series 1996A), Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC), 2.600%, 8/6/2008	2,205,000
4,350,000		North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.350%, 8/7/2008	4,350,000
640,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/ (Regions Bank, Alabama LOC), 2.600%, 8/7/2008	640,000
880,000		Perry County, AL, IDB, Revenue Bonds (Series 1998), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 2.600%, 8/7/2008	880,000
180,000		Piedmont, AL, IDB, Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 2.700%, 8/6/2008	180,000
1,150,000		Shelby County, AL, EDA, Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 2.450%, 8/6/2008	1,150,000
18,000		Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.200%, 8/1/2008	18,000
2,770,000		St. Clair County, AL, IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 2.360%, 8/7/2008	2,770,000
14,500,000		Stevenson, AL, IDB, Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	14,500,000
1,300,000		Tallassee, AL, IDB (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	1,300,000
6,735,000	[3,4]	Trussville, AL,, Solar Eclipse (Series 2007-0105), Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	6,735,000
6,600,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	6,600,000
1,500,000		Tuscaloosa County, AL, Port Authority (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.270%, 8/7/2008	1,500,000
10,075,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.400%, 8/7/2008	10,075,000
17,150,000		Washington County, AL, IDA (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 2.250%, 8/6/2008	17,150,000
1,185,000		Webb, AL, IDB (Series 2001), Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/1/2008	1,185,000
		TOTAL MUNICIPAL INVESTMENTS –98.0% (AT AMORTIZED COST)[5]	255,661,059
		OTHER ASSETS AND LIABILITIES – NET – 2.0%[6]	5,223,114
		TOTAL NET ASSETS – 100%	$260,884,173

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.2% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $52,365,000 which represented 20.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $52,365,000 which represented 20.1% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi Family Housing
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Arizona Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Arizona--99.8%
$1,000,000		Apache County, AZ, IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 2.150%, 8/6/2008	$1,000,000
900,000		Arizona Board of Regents (Series 2008B), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 2.150%, 8/6/2008	900,000
3,615,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.390%, 8/7/2008	3,615,000
1,500,000		Arizona Health Facilities Authority (Series 2008D), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	1,500,000
2,775,000		Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.290%, 8/7/2008	2,775,000
600,000		Arizona Health Facilities Authority (Series 2008), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 2.170%, 8/7/2008	600,000
3,630,000	[3,4]	Arizona State University, PUTTERs (Series 270), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 2.340%, 8/7/2008	3,630,000
1,720,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 2.400%, 8/7/2008	1,720,000
2,170,000		Casa Grande, AZ (Series 2008), 3.50% Bonds (FSA INS), 7/1/2009	2,201,308
5,750,000		Coconino County, AZ, Pollution Control Corp. (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 2.350%, 8/1/2008	5,750,000
7,221,000		Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 2.600%, 8/7/2008	7,221,000
1,390,000		Maricopa County, AZ (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 2.290%, 8/7/2008	1,390,000
5,610,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 2.340%, 8/7/2008	5,610,000
3,675,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 2.350%, 8/7/2008	3,675,000
1,000,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/ (FNMA LOC), 2.300%, 8/7/2008	1,000,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 2.280%, 8/7/2008	3,400,000
1,800,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.390%, 8/7/2008	1,800,000
3,335,000		Phoenix, AZ, IDA (Series 2008), Weekly VRDNs (Southwestern College of Phoenix)/ (Comerica Bank LOC), 2.250%, 8/7/2008	3,335,000
1,370,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ, IDA, (PA-1509) Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	1,370,000
4,895,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ, IDA, MERLOTS (Series 2007 C-59), 2.15% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 10/15/2008	4,895,000
1,370,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ, IDA, MERLOTS (Series 2007-E3), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	1,370,000
5,000,000		Pima County, AZ, COP, 5.00% Bonds, 6/1/2009	5,113,329
2,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.280%, 8/7/2008	2,000,000
2,100,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	2,100,000
6,750,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,750,000
3,630,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 2.320%, 8/7/2008	3,630,000
1,175,000		Pinal County, AZ, IDA (Series 2006), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 2.320%, 8/7/2008	1,175,000
1,550,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.290%, 8/7/2008	1,550,000
3,000,000		Scottsdale, AZ, IDA (Series 2006C), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	3,000,000
4,400,000		Scottsdale, AZ, IDA (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	4,400,000
5,365,500	[3,4]	Scottsdale, AZ, Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523), Weekly VRDNs (Rabobank Nederland, Utrecht LIQ), 2.250%, 8/7/2008	5,365,500
6,500,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.320%, 8/7/2008	6,500,000
4,000,000		Sun Devil Energy Center, LLC, AZ (Series 2008), Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 2.900%, 8/6/2008	4,000,000
1,370,000		Tempe, AZ (Series A), 4.00% Bonds, 7/1/2009	1,395,946
3,305,000		Yavapai County, AZ (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.250%, 8/7/2008	3,305,000
2,650,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	2,650,000
		TOTAL MUNICIPAL INVESTMENTS --- 99.8% (AT AMORTIZED COST)[5]	111,692,083
		OTHER ASSETS AND LIABILITIES --- NET --- 0.2%[6]	279,368
		TOTAL NET ASSETS --- 100%	$111,971,451

Securities that are subject to the federal alternative minimum tax (AMT) represent 51.0% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	98.8%	1.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $20,180,500, which represented 18.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $20,180,500, which represented 18.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
COP	--Certificates of Participation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
PRF	--Prerefunded
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

California Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		California—94.9%
$8,470,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 2.170%, 8/6/2008	$8,470,000
9,940,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 2.190%, 8/7/2008	9,940,000
11,085,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 2.190%, 8/7/2008	11,085,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 2.050%, 8/7/2008	5,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank NV LOC), 2.190%, 8/7/2008	12,305,000
8,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 2.170%, 8/6/2008	8,900,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Branson School)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	4,000,000
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 2.190%, 8/7/2008	15,000,000
11,450,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 2.190%, 8/7/2008	11,450,000
5,270,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	5,270,000
44,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(LaSalle Bank, N.A. LOC), 2.310%, 8/1/2008	44,000,000
3,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 2.030%, 8/6/2008	3,200,000
7,400,000		Bay Area Toll Authority, CA, (2008 Series C-1) Weekly VRDNs (BNP Paribas SA LIQ), 1.920%, 8/7/2008	7,400,000
25,000,000		California Community College Financing Authority, (Series 2008A), 3.50% TRANs (FSA INS), 6/30/2009	25,392,236
22,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 2.050%, 8/7/2008	22,000,000
12,745,000	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 2.230%, 8/7/2008	12,745,000
2,150,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 2.240%, 8/7/2008	2,150,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 2.190%, 8/7/2008	8,000,000
39,000,000		California Health Facilities Financing Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.900%, 8/6/2008	39,000,000
37,875,000		California Health Facilities Financing Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.900%, 8/6/2008	37,875,000
2,800,000		California Health Facilities Financing Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.900%, 8/6/2008	2,800,000
11,425,000		California Health Facilities Financing Authority, (2008 Series E) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.950%, 8/6/2008	11,425,000
8,850,000		California Health Facilities Financing Authority, (2008 Series F) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.950%, 8/6/2008	8,850,000
15,000,000		California Health Facilities Financing Authority, (Series 2003D) Weekly VRDNs (Stanford Hospital & Clinics)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/6/2008	15,000,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 1.35% CP (Kaiser Permanente), Mandatory Tender 9/4/2008	32,000,000
18,500,000		California Health Facilities Financing Authority, (Series A-1), 1.80% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2009	18,500,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A. LOC), 2.310%, 8/7/2008	6,250,000
3,400,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St. Margaret of Scotland Episcopal School)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	3,400,000
5,100,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 2.000%, 8/7/2008	5,100,000
10,000,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (Orange County Performing Arts Center)/(Wells Fargo Bank, N.A. LOC), 1.900%, 8/7/2008	10,000,000
5,760,000		California Infrastructure & Economic Development Bank, (Series 2008C) Weekly VRDNs (Orange County Performing Arts Center)/(Allied Irish Banks PLC LOC), 1.950%, 8/7/2008	5,760,000
9,925,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 1.900%, 8/1/2008	9,925,000
5,620,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/ (CALSTRS (California State Teachers' Retirement System) LOC), 2.190%, 8/7/2008	5,620,000
40,000,000		California School Cash Reserve Program Authority, (Series A), 3.00% TRANs (U.S. Bank, N.A. LOC), 7/6/2009	40,495,123
26,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-13) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.550%, 8/7/2008	26,000,000
11,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A. LOCs), 1.950%, 8/7/2008	11,000,000
7,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9) Weekly VRDNs (Citibank NA, New York LOC), 1.930%, 8/7/2008	7,800,000
1,500,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.200%, 8/7/2008	1,500,000
44,000,000		California State Department of Water Resources Power Supply Program, (Series 2005G-4) Weekly VRDNs (FSA INS)/(Morgan Stanley Bank LIQ), 2.450%, 8/7/2008	44,000,000
6,990,000	[3,4]	California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.260%, 8/7/2008	6,990,000
10,000,000		California State, (Series 2003 B-3) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 1.850%, 8/6/2008	10,000,000
6,900,000		California State, (Series 2003 B-4) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 1.850%, 8/6/2008	6,900,000
20,000,000		California State, (Series 2003 C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 2.120%, 8/7/2008	20,000,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 1.960%, 8/7/2008	7,395,000
6,850,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 2.110%, 8/7/2008	6,850,000
14,505,000		California State, 6.60% Bonds, 2/1/2009	14,861,444
26,195,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.380%, 8/7/2008	26,195,000
52,000,000	[3,4]	California State, DCL (Series 2008-009) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.390%, 8/7/2008	52,000,000
54,000,000		California State, Economic Recovery Bonds (Series 2004C-15) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.250%, 8/6/2008	54,000,000
21,490,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.200%, 8/6/2008	21,490,000
11,270,000		California State, Economic Recovery Bonds (Series 2004C-5) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LIQ), 2.070%, 8/1/2008	11,270,000
25,000,000		California State, GO Tax Exempt Notes, 1.55% CP, Mandatory Tender 8/12/2008	25,000,000
25,000,000		California State, GO Tax Exempt Notes, 1.60% CP, Mandatory Tender 8/12/2008	25,000,000
15,000,000		California Statewide Communities Development Authority, (2008 Series G) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.900%, 8/6/2008	15,000,000
31,635,000	[3,4]	California Statewide Communities Development Authority, (Series 14G) Weekly VRDNs (Irvine Apartment Communities LP)/(Goldman Sachs Group, Inc. LIQ)/(Goldman Sachs Group, Inc. LOC), 2.250%, 8/7/2008	31,635,000
3,720,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 2.150%, 8/7/2008	3,720,000
2,020,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 2.050%, 8/7/2008	2,020,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 2.100%, 8/7/2008	13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	7,100,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 2.250%, 8/6/2008	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 2.250%, 8/6/2008	11,300,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.39% CP (Kaiser Permanente), Mandatory Tender 9/2/2008	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 2.250%, 8/6/2008	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 2.100%, 8/6/2008	20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 2.050%, 8/7/2008	10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	6,035,000
2,100,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 2.100%, 8/7/2008	2,100,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.490%, 8/7/2008	7,000,000
6,000,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Touro University)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 8/7/2008	6,000,000
8,945,000		California Statewide Communities Development Authority, (Series 2008A) Weekly VRDNs (Rady Children's Hospital)/(Allied Irish Banks PLC LOC), 1.900%, 8/7/2008	8,945,000
35,000,000		California Statewide Communities Development Authority, (Series 2008B) Weekly VRDNs (Children's Hospital of Los Angeles)/(Bank of America N.A. LOC), 2.000%, 8/7/2008	35,000,000
49,425,000		California Statewide Communities Development Authority, (Series 2008C) Weekly VRDNs (St. Joseph Health System), 2.000%, 8/7/2008	49,425,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.470%, 8/6/2008	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 8/7/2008	24,035,000
5,925,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008J), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,927,372
38,750,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008T), 2.25% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	38,767,245
4,625,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008U), 2.30% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	4,627,349
27,600,000		California Statewide Communities Note Program, (Series 2008A-2), 3.00% TRANs (Fresno, CA), 6/30/2009	27,936,828
15,000,000		California Statewide Communities Note Program, (Series 2008 A-3), 3.00% TRANs (Riverside County, CA), 6/30/2009	15,183,059
15,000,000		California Statewide Communities Note Program, (Series 2008 A-4), 3.00% TRANs (San Bernardino County, CA), 6/30/2009	15,183,058
4,600,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.900%, 8/6/2008	4,600,000
30,220,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 2.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/17/2009	30,220,000
3,400,000		Central Basin Municipal Water District, CA, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.900%, 8/6/2008	3,400,000
7,925,000		Chino Basin, CA Regional Financing Authority, (Series 2008B) Weekly VRDNs (Inland Empire Utilities Agency)/(Dexia Credit Local LOC), 1.900%, 8/6/2008	7,925,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.440%, 8/7/2008	23,135,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (FSA INS)/ (Deutsche Bank AG LIQ), 2.290%, 8/7/2008	15,235,000
20,000,000		Contra Costa County, CA, 4.00% TRANs, 12/5/2008	20,048,572
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 2.000%, 8/7/2008	9,900,000
10,000,000		East Bay Municipal Utility District, CA Wastewater System, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.800%, 8/7/2008	10,000,000
7,855,000		East Bay Municipal Utility District, CA Wastewater System, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 1.930%, 8/7/2008	7,855,000
25,000,000		East Bay Municipal Utility District, CA Wastewater System, 1.60% CP, Mandatory Tender 1/8/2009	25,000,000
8,445,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.400%, 8/7/2008	8,445,000
335,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 2.150%, 8/7/2008	335,000
125,455,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.310%, 8/7/2008	125,455,000
17,500,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-510) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.260%, 8/7/2008	17,500,000
9,195,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-527) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.260%, 8/7/2008	9,195,000
27,690,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (PA-1527) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.220%, 8/7/2008	27,690,000
42,080,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2008-2448) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.440%, 8/7/2008	42,080,000
10,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2008-2691) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.440%, 8/7/2008	10,000,000
9,400,000	[3,4]	Golden State Tobacco Securitization Corp., CA, MERLOTS (Series 2007-C95) Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF), 2.220%, 8/6/2008	9,400,000
15,780,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.220%, 8/7/2008	15,780,000
22,025,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.220%, 8/7/2008	22,025,000
28,031,500	[3,4]	Grossmont-Cuyamaca, CA Community College District, Floater Certificates (Series 2004-1130) Weekly VRDNs (Morgan Stanley LIQ), 2.730%, 8/7/2008	28,031,500
5,610,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.190%, 8/7/2008	5,610,000
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 2.400%, 8/6/2008	19,995,000
40,000,000		Los Angeles County, CA, (Series A), 3.00% TRANs, 6/30/2009	40,510,112
8,035,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2004-1129) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.430%, 8/7/2008	8,035,000
5,385,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.340%, 8/7/2008	5,385,000
8,460,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.390%, 8/7/2008	8,460,000
32,915,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), Floater Certificates (Series 2865) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	32,915,000
31,800,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), MERLOTS (Series 1999L) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 10/15/2009 @101), 2.220%, 8/6/2008	31,800,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.220%, 8/7/2008	11,815,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.450%, 8/6/2008	19,995,000
16,500,000		Los Angeles, CA Unified School District, (Series 2005C: Multiple Properties Project) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.550%, 8/6/2008	16,500,000
3,705,000	[3,4]	Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.590%, 8/7/2008	3,705,000
30,000,000		Los Angeles, CA Wastewater System, 1.50% CP, Mandatory Tender 10/9/2008	30,000,000
30,000,000		Los Angeles, CA Wastewater System, 1.55% CP, Mandatory Tender 9/8/2008	30,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.050%, 8/7/2008	10,065,000
3,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-G) Weekly VRDNs (Bank of America N.A. LOC), 2.000%, 8/7/2008	3,000,000
8,500,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 2.140%, 8/7/2008	8,500,000
10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	10,000,000
3,235,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	3,235,000
16,475,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/ (Allied Irish Banks PLC LOC), 2.050%, 8/7/2008	16,475,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.220%, 8/7/2008	7,930,000
8,025,000	[3,4]	Metropolitan Water District of Southern California, Floater Certificates (Series 2008-2522) Weekly VRDNs (Morgan Stanley LIQ), 2.230%, 8/7/2008	8,025,000
4,290,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 2.190%, 8/7/2008	4,290,000
9,615,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 2.220%, 8/6/2008	9,615,000
2,068,000	[3,4]	Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.340%, 8/7/2008	2,068,000
13,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 2.150%, 8/7/2008	13,900,000
17,000,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 1.950%, 8/7/2008	17,000,000
4,863,500	[3,4]	Morgan Stanley & Co Incorporated Trust (California Series 2006-2127) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.630%, 8/7/2008	4,863,500
12,800,000		Northern California Power Agency, (Series 2008A: Hydroelectric Project No. 1) Weekly VRDNs (Dexia Credit Local LOC), 2.200%, 8/6/2008	12,800,000
38,150,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/7/2008	38,150,000
22,185,000	[3,4]	Oakland, CA Unified School District, (MT-583) Weekly VRDNs (GTD by BH Finance LLC)/ (Merrill Lynch & Co., Inc. LIQ), 2.200%, 8/7/2008	22,185,000
17,000,000		Orange County, CA Water District, (Series 2008A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.200%, 8/6/2008	17,000,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.240%, 8/7/2008	17,285,000
4,925,000		Pittsburg, CA Public Financing Authority, Water Revenue Refunding Bonds (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Allied Irish Banks PLC LOC), 2.000%, 8/7/2008	4,925,000
21,325,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/23/2009	21,325,000
7,100,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 2.690%, 8/7/2008	7,100,000
17,270,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 2.290%, 8/7/2008	17,270,000
3,500,000		Rancho, CA Water District Financing Authority, (Series 2008B) Weekly VRDNs (Rancho, CA Water District)/(UBS AG LOC), 2.400%, 8/6/2008	3,500,000
16,100,000		Regents of University of California, (Series A), 1.67% CP, Mandatory Tender 12/2/2008	16,100,000
1,100,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.240%, 8/7/2008	1,100,000
54,996,000		Riverside County, CA, Teeter Obligation (Series B), 1.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/14/2008	54,996,000
18,500,000		Roseville, CA Electric System, (Series 2008A) Weekly VRDNs (Dexia Credit Local LOC), 2.000%, 8/7/2008	18,500,000
2,600,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 12/1/2018@ 100), 2.220%, 8/6/2008	2,600,000
3,600,000		Sacramento, CA Suburban Water District, (Series 2008A-1) Weekly VRDNs (Dexia Credit Local LOC), 1.900%, 8/6/2008	3,600,000
3,100,000		Sacramento, CA Suburban Water District, (Series 2008A-2) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.900%, 8/6/2008	3,100,000
30,000,000		Sacramento, CA Unified School District, 3.75% TRANs, 11/28/2008	30,045,259
14,000,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 1.930%, 8/7/2008	14,000,000
14,500,000		San Diego County, CA Water Authority, (Series 2), 1.45% CP, Mandatory Tender 10/6/2008	14,500,000
14,000,000		San Diego County, CA Water Authority, (Series 2), 1.48% CP, Mandatory Tender 9/9/2008	14,000,000
19,800,000		San Diego County, CA Water Authority, (Series 3), 1.60% CP, Mandatory Tender 8/14/2008	19,800,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.85% CP, Mandatory Tender 8/5/2008	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	5,360,000
22,295,000	[3,4]	San Diego County, CA Water Authority, Floater Certificates (Series 2868) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.430%, 8/7/2008	22,295,000
9,135,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.340%, 8/7/2008	9,135,000
6,000,000	[3,4]	San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (Bank of New York LIQ), 2.390%, 8/7/2008	6,000,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 2.150%, 8/7/2008	10,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 2.500%, 8/7/2008	35,415,000
15,000,000		San Diego, CA Unified School District, (Series 2008-09-A), 3.00% TRANs, 7/1/2009	15,185,027
4,340,000	[3,4]	San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/ (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 8/7/2008	4,340,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.50% CP (BNP Paribas SA LOC), Mandatory Tender 9/4/2008	5,000,000
7,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.55% CP (BNP Paribas SA LOC), Mandatory Tender 10/9/2008	7,000,000
12,500,000		San Francisco, CA Public Utilities Commission (Water Enterprise), 1.42% CP (Bank of America N.A. LOC), Mandatory Tender 9/25/2008	12,500,000
15,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), 1.43% CP (Bank of America N.A. LOC), Mandatory Tender 9/25/2008	15,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), 1.50% CP (Bank of America N.A. LOC), Mandatory Tender 9/25/2008	5,000,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 2.050%, 8/7/2008	20,000,000
12,570,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, (Series 2006FR/RI-P59) Weekly VRDNs (United States Treasury COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.300%, 8/6/2008	12,570,000
26,190,000	[3,4]	San Jose, CA Redevelopment Agency, BB&T Floater Certificates (Series 2023) Weekly VRDNs (Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 2.190%, 8/7/2008	26,190,000
21,120,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.220%, 8/7/2008	21,120,000
8,100,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.950%, 8/7/2008	8,100,000
8,150,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 2.050%, 8/7/2008	8,150,000
22,500,000		Santa Cruz County, CA, 3.00% TRANs, 7/6/2009	22,777,440
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.340%, 8/7/2008	5,860,000
20,000,000		Sonoma County, CA, 4.00% TRANs, 10/17/2008	20,028,479
22,500,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 2.000%, 8/7/2008	22,500,000
56,850,000		Southern California Public Power Authority (Southern Transmission System), (Series 2000A) (Subordinate Lien Bonds) Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 3.400%, 8/6/2008	56,850,000
28,075,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.650%, 8/7/2008	28,075,000
5,045,000	[3,4]	Trustees of the California State University, (Series 2008 FR/RI-F29W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 2.550%, 8/6/2008	5,045,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	9,210,000
15,260,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2678) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.340%, 8/7/2008	15,260,000
8,400,000		Val Verde, CA Unified School District, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 2.000%, 8/7/2008	8,400,000
3,275,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.030%, 8/6/2008	3,275,000
35,000,000		Ventura County, CA, 3.50% TRANs, 7/1/2009	35,598,912
595,000		Vernon, CA Natural Gas Financing Authority, (2006 Series B: Vernon Gas Project) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 9.750%, 8/6/2008	595,000
895,000		Vernon, CA Natural Gas Financing Authority, (2006 Series C: Vernon Gas Project) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 9.750%, 8/6/2008	895,000
18,095,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.150%, 8/6/2008	18,095,000
14,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank of California, N.A. LOC), 1.950%, 8/6/2008	14,925,000
2,930,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.710%, 8/7/2008	2,930,000
		TOTAL	3,041,221,515
		Puerto Rico--4.8%
13,472,500	[3,4]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.220%, 8/7/2008	13,472,500
29,210,000	[3,4]	Commonwealth of Puerto Rico, TICs/TOCs (Series 2001-1) Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 2.270%, 8/7/2008	29,210,000
4,990,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.340%, 8/7/2008	4,990,000
17,735,000	[3,4]	Puerto Rico Highway and Transportation Authority, (Series 2007 FR/RI-P40W) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.000%, 8/6/2008	17,735,000
11,185,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.390%, 8/7/2008	11,185,000
5,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	5,995,000
2,595,000	[3,4]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 2.270%, 8/7/2008	2,595,000
68,505,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.290%, 8/7/2008	68,505,000
		TOTAL	153,687,500
		TOTAL MUNICIPAL INVESTMENTS---99.7% (AT AMORTIZED COST)[5]	3,194,909,015
		OTHER ASSETS AND LIABILITIES---NET—0.3%[6]	9,737,529
		TOTAL NET ASSETS---100%	$3,204,646,544

At July 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $1,195,402,466, which represented 37.3% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $1,195,402,466 which represented 37.3% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TICs	--Trust Inverse Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Connecticut Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--99.4%[1,2]
		Connecticut--82.3%
$1,220,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.100%, 8/6/2008	$1,220,000
3,600,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.100%, 8/6/2008	3,600,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 2.260%, 8/6/2008	4,100,000
500,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/8/2008	500,000
2,000,000		Connecticut Development Authority, (Series 1999), 1.85% CP (New England Power Co.), Mandatory Tender 10/9/2008	2,000,000
1,460,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 2.310%, 8/7/2008	1,460,000
4,845,000	[3,4]	Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	4,845,000
5,400,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 1.900%, 8/7/2008	5,400,000
2,870,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	2,870,000
5,030,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	5,030,000
6,715,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Children's School)/(Bank of New York LOC), 2.260%, 8/7/2008	6,715,000
7,500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	7,500,000
1,200,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 2.230%, 8/6/2008	1,200,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 2.200%, 8/7/2008	2,800,000
2,280,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 2.180%, 8/7/2008	2,280,000
2,680,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/ (Wachovia Bank N.A. LOC), 2.160%, 8/7/2008	2,680,000
4,860,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 2.180%, 8/7/2008	4,860,000
10,930,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/ (TD Banknorth N.A. LOC), 2.150%, 8/6/2008	10,930,000
4,915,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia, Toronto LOC), 2.240%, 8/7/2008	4,915,000
4,405,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 2.240%, 8/7/2008	4,405,000
11,520,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 1.950%, 8/6/2008	11,520,000
5,500,000		Connecticut State HEFA, (Series D) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 2.100%, 8/1/2008	5,500,000
5,870,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 2.050%, 8/7/2008	5,870,000
3,585,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/6/2008	3,585,000
1,245,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 2.250%, 8/6/2008	1,245,000
5,400,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 8/7/2008	5,400,000
375,000		Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	375,000
8,500,000		Connecticut State HEFA, (Series L-2) Weekly VRDNs (Yale-New Haven Hospital)/(Bank of America N.A. LOC), 1.950%, 8/6/2008	8,500,000
2,500,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 2.400%, 8/6/2008	2,500,000
3,675,000		Connecticut State HEFA, (Series T-2) Weekly VRDNs (Yale University), 1.950%, 8/7/2008	3,675,000
3,180,000		Connecticut State HEFA, (Series Y-3) Daily VRDNs (Yale University), 2.200%, 8/1/2008	3,180,000
10,000,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 2.100%, 8/6/2008	10,000,000
13,785,000		Connecticut State HFA, (2004 Series A Subseries A-4) Weekly VRDNs (DePfa Bank PLC LIQ), 2.600%, 8/7/2008	13,785,000
5,080,000		Connecticut State HFA, (Series 2002 D-2) Weekly VRDNs (FHLB of Boston LIQ), 2.250%, 8/7/2008	5,080,000
1,700,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 2.100%, 8/7/2008	1,700,000
1,000,000		Connecticut State HFA, (Subseries A-2), 2.50% Bonds, 5/15/2009	1,003,870
6,590,000		Connecticut State HFA, (Subseries B-2) Weekly VRDNs (DePfa Bank PLC LIQ), 2.600%, 8/7/2008	6,590,000
3,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.470%, 8/6/2008	3,000,000
6,560,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.240%, 8/7/2008	6,560,000
5,250,000	[3,4]	Connecticut State, PUTTERs (Series 2956) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.240%, 8/7/2008	5,250,000
3,075,000		Easton, CT, 2.50% BANs, 11/7/2008	3,081,077
1,500,000		Groton Township, CT, (Series B), 3.75% BANs, 10/29/2008	1,501,233
4,000,000		Guilford, CT, 3.875% BANs, 9/23/2008	4,002,097
2,600,000		Kent, CT, 3.25% BANs, 9/18/2008	2,601,161
4,280,000		New Britain, CT, 4.00% BANs, 3/31/2009	4,335,772
5,000,000		New Haven, CT, (Series 2002A), 1.53% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 9/10/2008	5,000,000
5,010,000		New Haven, CT, (Series 2002A), 1.57% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/8/2008	5,010,000
4,860,000		Norwich, CT, 3.25% BANs, 9/17/2008	4,862,133
4,000,000		Regional School District No. 4, CT, 2.00% BANs, 4/1/2009	4,007,847
1,000,000		Seymour, CT, 4.25% BANs, 8/14/2008	1,000,195
3,590,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 2.210%, 8/7/2008	3,590,000
4,800,000		Shelton, CT, 4.00% BANs, 10/23/2008	4,806,527
2,000,000		Tolland, CT, 4.00% BANs, 9/12/2008	2,000,886
4,000,000		Waterbury, CT, 4.50% BANs, 9/3/2008	4,003,029
		TOTAL	233,430,827
		Puerto Rico--17.1%
8,285,000	[3,4]	Commonwealth of Puerto Rico, TICs/TOCs (Series 2001-1) Weekly VRDNs (FSA INS)/ (Bank of New York LIQ), 2.270%, 8/7/2008	8,285,000
4,370,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 2.640%, 8/7/2008	4,370,000
170,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.180%, 8/6/2008	170,000
5,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.100%, 8/6/2008	5,000,000
8,000,000	[3,4]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 2.270%, 8/7/2008	8,000,000
5,390,000	[3,4]	Puerto Rico Municipal Finance Agency, (PT-3326) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	5,390,000
17,250,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.290%, 8/7/2008	17,250,000
		TOTAL	48,465,000
		TOTAL MUNICIPAL INVESTMENTS – 99.4% (AT AMORTIZED COST)[5]	281,895,827
		OTHER ASSETS AND LIABILITIES – NET -- 0.6%[6]	1,803,587
		TOTAL NET ASSETS – 100%	$283,699,414

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.6% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $60,120,000, which represented 21.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $60,120,000, which represented 21.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
TICs	--Trust Inverse Certificates
TOCs	--Tender Offer Certificates
VRDNs	--Variable Rate Demand Notes

Federated Tax-Free Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.3%[1,2]
		Alabama--2.3%
$1,000,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.740%, 8/7/2008	$1,000,000
1,000,000		Mobile, AL IDB, (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	1,000,000
2,000,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 2.250%, 8/6/2008	2,000,000
		TOTAL	4,000,000
		California--1.5%
2,625,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.310%, 8/7/2008	2,625,000
		Colorado--1.8%
3,100,000		Triview, CO Metropolitan District, 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2008	3,100,000
		Florida--2.7%
1,500,000		Gainesville, FL Utilities Systems, (1992 Series B), 7.50% Bonds, 10/1/2008	1,509,740
3,100,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	3,100,000
		TOTAL	4,609,740
		Illinois--4.6%
1,300,000	[3,4]	Chicago, IL Board of Education, ROCs (Series 3075), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.750%, 8/7/2008	1,300,000
5,000,000		Chicago, IL School Finance Authority, (Series B), 5.00% Bonds (FSA INS), 6/1/2009	5,126,311
1,435,000		Illinois Housing Development Authority, (2007 Subseries H-1), 3.45% TOBs, Mandatory Tender 10/1/2008	1,435,000
		TOTAL	7,861,311
		Indiana--0.8%
1,360,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/ (National City Bank LOC), 3.000%, 8/7/2008	1,360,000
		Iowa--1.8%
3,150,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	3,151,500
		Louisiana--3.7%
1,900,000		Hammond Area Economic & Industrial Development District, LA, (Series 2008),Gulf Opportunity Zone Revenue Bonds) Weekly VRDNs (AGEM Management Services LLC)/ (Whitney National Bank LOC), 2.550%, 8/7/2008	1,900,000
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	4,500,000
		TOTAL	6,400,000
		Maine--2.0%
3,345,000		Maine Finance Authority, (Series 2000), Weekly VRDNs (Kents Hill School)/(Allied Irish Banks PLC LOC), 2.230%, 8/7/2008	3,345,000
		Maryland--4.2%
1,150,000	[3,4]	Maryland IDFA, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	1,150,175
3,000,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	3,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	100,000
3,000,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.410%, 8/7/2008	3,000,000
		TOTAL	7,250,175
		Michigan--9.2%
1,980,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.260%, 8/7/2008	1,980,000
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	80,000
8,350,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.310%, 8/7/2008	8,350,000
2,800,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	2,800,000
2,545,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 2.260%, 8/7/2008	2,545,000
		TOTAL	15,755,000
		Minnesota--15.6%
2,575,000		Hennepin County, MN Sales Tax Revenue Fund: Second Lien, (Series B), 3.50% Bonds, 12/15/2008	2,589,149
2,900,000		Hopkins, MN ISD No. 270, 4.00% TANs (GTD by Minnesota State), 9/4/2008	2,900,597
6,000,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.200%, 8/6/2008	6,000,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 2.200%, 8/6/2008	1,600,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 2.260%, 8/7/2008	4,100,000
5,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.220%, 8/7/2008	5,000,000
1,070,000		Southland, MN ISD No. 500, (Series 2007A), 4.25% TANs (GTD by Minnesota State), 8/28/2008	1,070,357
1,450,000		St. Cloud, MN ISD No. 742, (Series 2007B), 4.25% TANs (GTD by Minnesota State), 8/30/2008	1,450,525
2,000,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.530%, 8/7/2008	2,000,000
		TOTAL	26,710,628
		Mississippi--5.3%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	3,500,000
5,500,000		Mississippi Business Finance Corp., Nord du Lieu (Series 2008), Weekly VRDNs (Tangi East LLC No.1)/(Whitney National Bank LOC), 2.550%, 8/7/2008	5,500,000
		TOTAL	9,000,000
		Multi State--2.0%
1,458,914	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.440%, 8/7/2008	1,458,914
1,875,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 2.290%, 8/7/2008	1,875,000
10,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	10,000
		TOTAL	3,343,914
		Nevada--0.6%
1,000,000		Las Vegas, NV Convention & Visitors Authority, 5.75% Bonds (United States Treasury PRF 7/1/2009@101), 7/1/2015	1,046,512
		New Jersey--1.1%
1,864,000		Closter, NJ, 3.00% BANs, 6/19/2009	1,880,585
		Ohio--12.0%
4,840,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.290%, 8/7/2008	4,840,000
1,000,000		Columbus, OH City School District, 3.75% BANs, 12/11/2008	1,002,096
3,195,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 2.340%, 8/7/2008	3,195,000
5,730,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 2.380%, 8/7/2008	5,730,000
3,840,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 2.300%, 8/6/2008	3,840,000
1,945,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 8/7/2008	1,945,000
		TOTAL	20,552,096
		Pennsylvania--11.2%
865,000		Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.290%, 8/7/2008	865,000
735,000		Allegheny County, PA IDA, (Series A of 1997), Weekly VRDNs (Jewish Community Center)/ (National City Bank LOC), 3.200%, 8/7/2008	735,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC), 2.290%, 8/7/2008	1,500,000
200,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/1/2008	200,000
4,100,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank NV LOC), 2.300%, 8/6/2008	4,100,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.260%, 8/7/2008	1,200,000
8,495,000		Spring Grove, PA Area School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	8,495,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	2,000,000
		TOTAL	19,095,000
		South Carolina--1.1%
1,920,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	1,921,755
		Texas--11.9%
1,400,000		Denton, TX ISD, (Series 1996B), 3.75% TOBs (GTD by Texas PSFG Program)/(GTD by WestLB AG LIQ), Optional Tender 8/15/2008	1,400,000
2,000,000		Harris County, TX HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.080%, 8/7/2008	2,000,000
1,900,000		Harris County, TX HFDC, (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 2.100%, 8/1/2008	1,900,000
6,050,000	[3,4]	Lower Colorado River Authority, TX, (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	6,050,000
3,820,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	3,820,000
1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia Credit Local LIQ), 2.310%, 8/7/2008	1,000,000
2,200,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2481), Weekly VRDNs (Texas State)/(PNC Bank, N.A. LIQ), 2.290%, 8/7/2008	2,200,000
1,900,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2490), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	1,900,000
		TOTAL	20,270,000
		West Virginia--2.9%
4,995,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/ (Huntington National Bank, Columbus, OH LOC), 2.490%, 8/7/2008	4,995,000
		TOTAL MUNICIPAL INVESTMENTS---98.3% (AT AMORTIZED COST)[5]	168,273,216
		OTHER ASSETS AND LIABILITIES---NET—1.7%[6]	2,825,365
		TOTAL NET ASSETS---100%	$171,098,581

At July 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $44,822,344, which represented 26.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $44,822,344, which represented 26.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

Florida Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.7%[1,2]
		District of Columbia--1.0%
$4,565,000		District of Columbia HFA, SFM Revenue Bonds Draw down (Series 2005), 2.421% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	$4,565,000
		Florida--86.3%
8,250,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 2.340%, 8/7/2008	8,250,000
7,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 2.330%, 8/7/2008	7,500,000
5,870,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 2.390%, 8/7/2008	5,870,000
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,081,293
14,195,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2007-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	14,195,000
5,555,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 2.600%, 8/7/2008	5,555,000
12,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 2.350%, 8/6/2008	12,750,000
4,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 2.400%, 8/7/2008	4,520,000
5,210,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2007-C64) Weekly VRDNs (Bank of New York LIQ), 2.590%, 8/6/2008	5,210,000
13,075,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C25) Weekly VRDNs (Bank of New York LIQ), 2.540%, 8/6/2008	13,075,000
10,915,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	10,915,000
3,500,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.280%, 8/6/2008	3,500,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.400%, 8/6/2008	4,000,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	4,100,000
12,055,000	[3,4]	Gulfstream Park, FL Community Development District, GS Trust (Series 2008-2G) Weekly VRDNs (GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.280%, 8/7/2008	12,055,000
6,885,000	[3,4]	Hillsborough County, FL Aviation Authority, (PT-2723) Weekly VRDNs (Tampa International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.310%, 8/7/2008	6,885,000
15,750,000	[3,4]	Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa International Airport)/(Morgan Stanley LIQ), 2.810%, 8/7/2008	15,750,000
3,930,000	[3,4]	Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa International Airport)/(Wachovia Bank N.A. LIQ), 3.090%, 8/6/2008	3,930,000
8,790,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/ (Citibank NA, New York LOC), 2.300%, 8/6/2008	8,790,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 2.650%, 8/7/2008	5,500,000
14,159,500	[3,4]	Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs (Tampa, FL Port Authority)/(GTD by Morgan Stanley)/(Morgan Stanley LIQ), 2.440%, 8/7/2008	14,159,500
11,285,000	[3,4]	Hillsborough County, FL Port District, MT-101 Weekly VRDNs (Tampa, FL Port Authority)/ (Berkshire Hathaway Assurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.290%, 8/7/2008	11,285,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 2.440%, 8/7/2008	2,400,000
5,140,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 2.490%, 8/7/2008	5,140,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 3.340%, 8/7/2008	2,700,000
9,350,000	[3,4]	Jacksonville, FL Sales Tax, MuniTOPS (Series 2003-6) Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	9,350,000
24,500,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 2.400%, 8/7/2008	24,500,000
700,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 4.250%, 8/7/2008	700,000
12,955,000	[3,4]	Miami, FL, DFA Municipal Trust (Series 2008-30) Weekly VRDNs (DePfa Bank PLC LIQ)/ (DePfa Bank PLC LOC), 2.650%, 8/7/2008	12,955,000
5,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073) Weekly VRDNs (Assured Guaranty Corp., Berkshire Hathaway Assurance Corp. INS) and Landesbank Hessen-Thueringen LIQs), 2.330%, 8/7/2008	5,000,000
19,800,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 10281) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citigroup, Inc. LIQ), 2.380%, 8/7/2008	19,800,000
4,640,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/6/2008	4,640,000
1,600,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co. LOC), 2.360%, 8/7/2008	1,600,000
5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private school)/ (Key Bank, N.A. LOC), 2.460%, 8/7/2008	5,000,000
5,430,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.750%, 8/6/2008	5,430,000
2,380,000		Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/ (Bank of America N.A. LOC), 2.390%, 8/6/2008	2,380,000
5,230,000		Orange County, FL HFA, (Series 2005B) Weekly VRDNs (Harris Cove Partners Ltd.)/(FNMA LOC), 2.430%, 8/6/2008	5,230,000
7,305,000	[3,4]	Orange County, FL HFA, MERLOTS (Series 2007C-48) Weekly VRDNs (GNMA COL)/ (Bank of New York LIQ), 2.590%, 8/6/2008	7,305,000
5,150,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 8/7/2008	5,150,000
17,365,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/7/2008	17,365,000
5,000,000		Orlando, FL Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008	5,006,319
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 2.300%, 8/6/2008	3,620,000
3,500,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 2.460%, 8/7/2008	3,500,000
18,750,000	[3,4]	South Miami, FL Health Facilities Authority, (PA-1488) Weekly VRDNs (Baptist Health System of South Florida)/(Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	18,750,000
3,700,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	3,700,000
8,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 2.200%, 8/1/2008	8,500,000
12,500,000		St. Petersburg, FL HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/ (Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	12,500,000
1,600,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 2.600%, 8/6/2008	1,600,000
		TOTAL	376,697,112
		Indiana--0.4%
1,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	1,000,000
795,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 2.490%, 8/7/2008	795,000
		TOTAL	1,795,000
		Missouri--0.7%
2,850,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Citibank NA, New York LIQ), 2.800%, 8/6/2008	2,850,000
		Multi State--0.0%
25,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	25,000
		New Jersey--9.6%
1,580,000		Barrington, NJ, (Series 2007B), 4.00% BANs, 8/14/2008	1,580,070
2,000,000		Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009	2,002,019
3,496,014		Boonton Township, NJ, 3.00% BANs, 1/23/2009	3,501,213
1,636,300		Bridgeton, NJ, 3.25% BANs, 3/5/2009	1,638,643
2,690,100		Cliffside Park, NJ, 2.25% BANs, 4/30/2009	2,694,009
1,908,000		Commercial, NJ, 3.80% BANs, 11/28/2008	1,908,892
2,466,000		Dumont, NJ, 3.00% BANs, 7/31/2009	2,480,387
2,000,000		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	2,002,297
2,000,000		Franklin Township, Hunterdon County, NJ, 3.75% BANs, 9/26/2008	2,001,937
2,815,050		High Bridge Borough, NJ, 2.50% BANs, 1/14/2009	2,820,197
1,620,592		High Bridge Borough, NJ, 3.00% BANs, 7/23/2009	1,630,625
5,000,000		Hoboken, NJ, 3.75% TANs, 8/29/2008	5,001,315
3,015,350		Ridgefield, NJ, 4.00% BANs, 8/1/2008	3,015,350
1,857,450		Spring Lake Boro, NJ, 3.90% BANs, 10/17/2008	1,858,578
1,963,000		Union Township, NJ, 4.25% BANs, 8/8/2008	1,963,162
1,862,000		Wallington, NJ, 2.50% BANs, 5/11/2009	1,868,377
1,523,000		Washington Township, NJ (Warren County), 4.00% BANs, 8/15/2008	1,523,186
2,503,645		Woodbury, NJ, (Series 2007B), 3.80% BANs, 9/23/2008	2,504,348
		TOTAL	41,994,605
		New York--0.4%
1,200,000		Plainview-Old Bethpage, NY CSD, 4.25% BANs, 8/1/2008	1,200,000
380,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/ (JPMorgan Chase Bank, N.A. LOC), 4.050%, 8/7/2008	380,000
		TOTAL	1,580,000
		Pennsylvania--1.1%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	5,000,000
		South Carolina--0.5%
2,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	2,000,000
		West Virginia--0.7%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 11/7/2008	3,000,000
		TOTAL MUNICIPAL INVESTMENTS –100.7% (AT AMORTZED COST)[5]	439,506,717
		OTHER ASSETS AND LIABILITIES – NET – (0.7)%[6]	(3,200,956)
		TOTAL NET ASSETS -- 100%	$436,305,761

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.0% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	94.9%	5.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $185,784,500, which represented 42.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $185,784,500, which represented 42.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

Georgia Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1,2]
		Georgia--99.5%
$2,060,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 8/7/2008	$2,060,000
4,380,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	4,380,000
3,595,000		Athens-Clarke County, GA IDA, (Series 2006) Weekly VRDNs (Monsignor Donovan Catholic High School)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	3,595,000
5,115,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.67% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 10/7/2008	5,115,000
16,210,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.71% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 9/12/2008	16,210,000
5,075,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.840%, 8/6/2008	5,075,000
9,120,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 1.66% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 9/12/2008	9,120,000
38,460,000		Atlanta, GA Water & Wastewater, (Series 2001 B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/7/2008	38,460,000
5,260,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.000%, 8/6/2008	5,260,000
5,000,000		Atlanta, GA Water & Wastewater, (Series 2006), 1.85% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 2/6/2009	5,000,000
37,795,000		Atlanta, GA Water & Wastewater, (Series 2006), 2.95% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 9/15/2008	37,795,000
14,580,000	[3,4]	Atlanta, GA Water & Wastewater, MERLOTS (Series 2007-C92), 2.450% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 8/20/2008	14,580,000
11,490,000	[3,4]	Atlanta, GA Water & Wastewater, PUTTERs (Series 2784) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 2.640%, 8/7/2008	11,490,000
15,990,000	[3,4]	Atlanta, GA Water & Wastewater, PUTTERs (Series 2785) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 2.640%, 8/7/2008	15,990,000
4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 2.290%, 8/7/2008	4,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	8,400,000
5,185,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.590%, 8/6/2008	5,185,000
8,890,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, PUTTERs (Series 2257) Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	8,890,000
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004) Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	7,000,000
6,000,000		Bartow County, GA, 3.00% TANs, 12/31/2008	6,024,433
3,080,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	3,080,000
5,440,000		Bibb County, GA Development Authority, (Series 2007) Weekly VRDNs (Covenant Academy, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	5,440,000
3,207,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Epworth by the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	3,207,000
3,000,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Innovative Foam Products LLC)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 8/7/2008	3,000,000
10,000,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 2.600%, 8/7/2008	10,000,000
14,960,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	14,960,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 2.270%, 8/7/2008	8,330,000
6,070,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	6,070,000
5,485,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	5,485,000
4,235,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(SunTrust Bank LOC), 2.260%, 8/7/2008	4,235,000
3,200,000		Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	3,200,000
3,300,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 2.340%, 8/6/2008	3,300,000
11,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/ (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	11,300,000
400,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 2.360%, 8/7/2008	400,000
4,185,000		Columbus, GA Development Authority, (Series 2005) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	4,185,000
2,175,000		Columbus, GA Development Authority, (Series 2005A) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	2,175,000
8,800,000		Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	8,800,000
4,000,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 2.200%, 8/6/2008	4,000,000
4,130,000		Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 2.590%, 8/7/2008	4,130,000
6,200,000		Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC), 2.490%, 8/7/2008	6,200,000
5,425,000		Crisp County - Cordele, GA IDA, (Series 2007) Weekly VRDNs (Goldens Foundry & Machine Co.)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 8/7/2008	5,425,000
37,465,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.970%, 8/7/2008	37,465,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	7,500,000
7,235,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	7,235,000
1,100,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,100,000
950,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	950,000
5,930,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 2.190%, 8/6/2008	5,930,000
2,865,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,865,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 2.350%, 8/6/2008	1,250,000
800,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 2.200%, 8/6/2008	800,000
2,225,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,225,000
7,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	7,000,000
2,725,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 2.250%, 8/6/2008	2,725,000
7,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	7,000,000
1,726,000	[3,4]	DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1906) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 8/7/2008	1,726,000
1,593,000	[3,4]	DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1907) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 8/7/2008	1,593,000
5,975,000	[3,4]	DeKalb County, GA Water & Sewer, Solar Eclipse (Series 2006-0074) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.390%, 8/7/2008	5,975,000
4,000,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	4,000,000
16,000,000		Dougherty County, GA School System, 1.95% TANs, 12/31/2008	16,003,172
5,700,000		Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	5,700,000
14,000,000		Douglas County, GA, 2.15% TANs, 12/31/2008	14,005,627
7,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank LOC), 3.050%, 8/7/2008	7,000,000
4,950,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/7/2008	4,950,000
6,720,000		Floyd County, GA Development Authority - Environmental Improvement, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 2.250%, 8/7/2008	6,720,000
225,000		Forsyth County, GA Development Authority, (Series 2002) Weekly VRDNs (Brama LLC)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	225,000
6,240,000		Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.400%, 8/7/2008	6,240,000
1,100,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 2.170%, 8/6/2008	1,100,000
2,800,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,800,000
4,300,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 2.200%, 8/6/2008	4,300,000
5,635,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,635,000
900,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	900,000
2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,500,000
5,700,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,700,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,000,000
15,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 2.170%, 8/6/2008	15,000,000
4,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	4,500,000
10,750,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	10,750,000
12,875,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/ (SunTrust Bank LOC), 2.350%, 8/6/2008	12,875,000
7,700,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 1.550%, 8/15/2008	7,700,000
1,745,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.200%, 8/6/2008	1,745,000
45,000,000		Fulton County, GA School District, 3.00% TANs, 12/31/2008	45,137,498
8,495,000	[3,4]	Fulton County, GA Water & Sewage System, Floater Certificates (Series 2004-1120) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.440%, 8/7/2008	8,495,000
1,000,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,000,000
10,860,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/ (FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	10,860,000
1,980,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	1,980,000
800,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/ (SunTrust Bank LOC), 2.350%, 8/6/2008	800,000
2,500,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,500,000
2,750,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,750,000
11,100,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.340%, 8/6/2008	11,100,000
4,980,000	[3,4]	Georgia State Road and Tollway Authority, PT-2019 Weekly VRDNs (GTD by Georgia State)/(KBC Bank N.V. LIQ), 2.250%, 8/7/2008	4,980,000
10,125,000		Georgia State, (Series 2007E), 4.00% Bonds, 8/1/2008	10,125,000
5,540,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	5,540,000
12,955,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.290%, 8/7/2008	12,955,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 2.500%, 8/7/2008	230,000
4,624,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.170%, 8/6/2008	4,624,000
1,600,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,600,000
1,240,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,240,000
7,500,000		Gwinnett County, GA Development Authority, (Series 2007) Weekly VRDNs (Notre Dame Academy, Inc.)/(Bank of North Georgia LOC), 2.390%, 8/7/2008	7,500,000
6,100,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 2.800%, 8/6/2008	6,100,000
2,075,000		Gwinnett County, GA Hospital Authority, (Series 2007C) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(DePfa Bank PLC LIQ), 2.800%, 8/6/2008	2,075,000
6,945,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 2.170%, 8/6/2008	6,945,000
8,975,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 2.170%, 8/6/2008	8,975,000
2,285,000		Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2008	2,291,396
280,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 2.500%, 8/7/2008	280,000
2,500,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 2.400%, 8/7/2008	2,500,000
1,000,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 2.290%, 8/7/2008	1,000,000
2,830,000		La Grange, GA, MFH Authority, Revenue Bonds, 2.90% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 10/31/2008	2,830,000
2,650,000		La Grange, GA, MFH Authority, Revenue Bonds, 2.90% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 10/31/2008	2,650,000
5,280,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 2.360%, 8/7/2008	5,280,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 2.450%, 8/6/2008	7,770,000
13,030,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 2.250%, 8/7/2008	13,030,000
18,235,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	18,235,000
757,000		Milledgeville & Baldwin County, GA Development Authority, (Series 2000) Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 3.100%, 8/7/2008	757,000
22,000,000		Monroe County, GA Development Authority, (2nd Series 1995), 2.10% TOBs (Georgia Power Co.), Mandatory Tender 7/14/2009	22,000,000
5,000,000		Montgomery County, GA Development Authority, (Series 2007) Weekly VRDNs (Brewton Parker College, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	5,000,000
21,050,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 8/6/2008	21,050,000
4,290,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/ (Columbus Bank and Trust Co., GA LOC), 2.340%, 8/7/2008	4,290,000
2,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,500,000
2,030,000		Paulding County, GA School District, 5.00% Bonds (GTD by Georgia State), 8/1/2008	2,030,000
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	13,765,000
2,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 2.400%, 8/6/2008	2,000,000
17,935,000		Private Colleges & Universities Facilities of GA, (Series A), 1.75% TOBs (Emory University), Mandatory Tender 7/7/2009	17,935,000
6,000,000		Private Colleges & Universities Facilities of GA, 1.70% CP (Emory University), Mandatory Tender 8/29/2008	6,000,000
14,000,000		Private Colleges & Universities Facilities of GA, 1.70% CP (Emory University), Mandatory Tender 9/10/2008	14,000,000
17,000,000		Private Colleges & Universities Facilities of GA, 1.70% CP (Emory University), Mandatory Tender 9/12/2008	17,000,000
6,685,000	[3,4]	Private Colleges & Universities Facilities of GA, ROCs (Series 9245) Weekly VRDNs (Emory University)/(Citigroup Global Markets Holdings, Inc. LIQ), 2.240%, 8/7/2008	6,685,000
8,000,000		Richmond County, GA Board of Education, 5.00% Bonds (GTD by Georgia State), 10/1/2008	8,022,757
3,425,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.340%, 8/7/2008	3,425,000
8,040,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 2.340%, 8/7/2008	8,040,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 2.470%, 8/6/2008	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.850%, 8/6/2008	3,000,000
5,725,000		Savannah, GA EDA, (Series 2008) Weekly VRDNs (Saint Andrews School)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	5,725,000
1,000,000		Savannah, GA EDA, (Series 2008A: University Village) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	1,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 2.340%, 8/7/2008	7,000,000
4,480,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 2.290%, 8/6/2008	4,480,000
14,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	14,655,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/ (Deutsche Bank Trust Co. Americas LOC), 3.200%, 8/6/2008	2,000,000
1,800,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 2.400%, 8/7/2008	1,800,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,000,000
1,885,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 2.550%, 8/1/2008	1,885,000
1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 2.340%, 8/7/2008	1,175,000
17,000,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/ (Columbus Bank and Trust Co., GA LOC), 2.490%, 8/7/2008	17,000,000
6,250,000		Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	6,250,000
		TOTAL	1,008,036,883
		Puerto Rico--0.2%
2,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	2,000,000
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	1,010,036,883
		OTHER ASSETS AND LIABILITIES – NET—0.3%[6]	3,080,940
		TOTAL NET ASSETS—100%	$1,013,117,823

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.5% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	98.8%	1.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $190,914,000, which represented 18.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $190,914,000, which represented 18.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Maryland Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.1%[1,2]
		Maryland--97.3%
$675,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 2.450%, 8/7/2008	$675,000
7,855,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 2.250%, 8/6/2008	7,855,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 1.600%, 8/15/2008	2,100,000
1,150,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.390%, 8/6/2008	1,150,000
5,000,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 2.310%, 8/7/2008	5,000,000
200,000		Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.400%, 8/7/2008	200,000
3,740,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 2.360%, 8/7/2008	3,740,000
3,950,000		Howard County, MD Economic Development Revenue Board, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 2.420%, 8/7/2008	3,950,000
4,995,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	4,995,000
1,785,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	1,785,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
1,235,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 2.590%, 8/6/2008	1,235,000
2,900,000		Maryland IDFA, (Series 1999), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	2,900,000
1,700,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/ (SunTrust Bank LOC), 2.170%, 8/6/2008	1,700,000
3,000,000	[3,4]	Maryland IDFA, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	3,001,426
2,880,000		Maryland State Community Development Administration, (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 2.290%, 8/6/2008	2,880,000
8,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 2.290%, 8/6/2008	8,850,000
1,600,000		Maryland State Department of Transportation, 5.50% Bonds, 2/1/2009	1,629,278
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/7/2008	1,750,000
1,315,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.550%, 8/1/2008	1,315,000
1,400,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 2.350%, 8/6/2008	1,400,000
2,325,000		Maryland State Economic Development Corp., (Series 2002), Weekly VRDNs (Mirage-Tucker LLC Facility)/(Wilmington Trust Co. LOC), 2.420%, 8/1/2008	2,325,000
3,000,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	3,000,000
1,025,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	1,025,000
2,035,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 2.550%, 8/1/2008	2,035,000
1,950,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	1,950,000
5,000,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 2.400%, 8/7/2008	5,000,000
1,780,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	1,780,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.400%, 8/5/2008	715,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	735,000
4,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	4,000,000
3,200,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, PUTTERs (Series 2601), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.640%, 8/7/2008	3,200,000
3,015,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	3,015,000
80,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	80,000
3,595,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.410%, 8/7/2008	3,595,000
3,750,000	[3,4]	Maryland State, DFA Municipal Trust (Series 3002), Weekly VRDNs (DePfa Bank PLC LIQ), 2.240%, 8/7/2008	3,750,000
2,380,000		Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 3.00% Bonds, 3/1/2009	2,394,988
6,465,000	[3,4]	Montgomery County, MD EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	6,467,877
1,500,000	[3,4]	Montgomery County, MD Housing Opportunities Commission, (Series 2004 FR/RI-L5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.580%, 8/6/2008	1,500,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.800%, 8/1/2008	959,000
2,130,000		Montgomery County, MD, (2002 Series A), 5.00% Bonds, 11/1/2008	2,138,587
2,000,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series A), Daily VRDNs (Dexia Credit Local LIQ), 2.400%, 8/1/2008	2,000,000
15,265,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (GTD by BH Finance LLC)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.290%, 8/7/2008	15,265,000
2,400,000		Washington County, MD Economic Development Revenue Board, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	2,400,000
4,220,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/1/2008	4,220,000
		TOTAL	136,661,156
		Puerto Rico--0.8%
100,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.180%, 8/6/2008	100,000
1,000,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.290%, 8/7/2008	1,000,000
		TOTAL	1,100,000
		TOTAL MUNICIPAL INVESTMENTS---98.1% (AT AMORTIZED COST)[5]	137,761,156
		OTHER ASSETS AND LIABILITIES---NET---1.9%[6]	2,679,449
		TOTAL NET ASSETS---100%	$140,440,605

Securities that are subject to the federal alternative minimum tax (AMT) represent 51.8% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $45,894,303, which represented 32.7% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $45,894,303, which represented 32.7% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Massachusetts Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--103.0%[1,2]
		Massachusetts--97.0%
$8,900,000		Brockton MA, Area Transportation Authority, 2.50% RANs, 8/6/2009	$8,934,799
9,500,000		Cape Cod, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 7/31/2009	9,555,707
4,000,000		Chicopee, MA, 2.75% BANs, 9/25/2008	4,005,930
5,000,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.950%, 8/7/2008	5,000,000
7,350,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.950%, 8/7/2008	7,350,000
6,190,000		Commonwealth of Massachusetts, (Series B), 6.50% Bonds (United States Treasury COL), 8/1/2008	6,190,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 2.240%, 8/7/2008	3,255,000
3,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 2.550%, 8/1/2008	3,000,000
7,000,000	[3,4]	Commonwealth of Massachusetts, Floater Certificates (Series 2004-1015) Weekly VRDNs (Morgan Stanley LIQ), 2.750%, 8/7/2008	7,000,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	3,950,000
3,770,000	[3,4]	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	3,770,000
1,970,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	1,970,000
25,000,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	25,000,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.330%, 8/7/2008	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.330%, 8/7/2008	3,485,000
2,250,000		Danvers, Massachusetts, 2.50% BANs, 7/10/2009	2,264,523
13,995,805		Gloucester, MA, 2.00% BANs, 9/19/2008	14,001,647
3,091,000		Haverhill, MA, 3.75% BANs, 11/7/2008	3,093,796
7,300,000		Lowell, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/14/2009	7,344,457
2,524,000		Mashpee, MA, 2.60% BANs, 9/4/2008	2,525,742
5,100,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	5,100,000
16,370,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 8/7/2008	16,370,000
2,700,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	2,700,000
10,385,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.230%, 8/7/2008	10,385,000
1,000,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	1,000,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 2.240%, 8/7/2008	5,450,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 2.260%, 8/7/2008	5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 2.400%, 8/6/2008	5,000,000
7,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 2.220%, 8/7/2008	7,000,000
6,000,000		Massachusetts Development Finance Agency, (Series U-1) Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 1.950%, 8/7/2008	6,000,000
5,000,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 1.950%, 8/7/2008	5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 1.40% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 8/6/2008	5,000,000
13,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.740%, 8/7/2008	13,000,000
1,685,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.200%, 8/6/2008	1,685,000
20,000,000	[3,4]	Massachusetts HEFA, (Series 2007-001) Weekly VRDNs (Worcester City Campus Corp.)/ (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.250%, 8/7/2008	20,000,000
3,500,000		Massachusetts HEFA, (Series 2008-I) Weekly VRDNs (Wellesley College), 1.900%, 8/7/2008	3,500,000
12,000,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	12,000,000
2,795,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/7/2008	2,795,000
1,550,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Bank of America N.A. LIQ), 2.250%, 8/7/2008	1,550,000
1,300,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.230%, 8/7/2008	1,300,000
3,000,000		Massachusetts HEFA, (Series EE), 1.43% CP (Harvard University), Mandatory Tender 8/7/2008	3,000,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 2.220%, 8/1/2008	4,400,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 2.260%, 8/7/2008	5,505,000
5,900,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/7/2008	5,900,000
1,910,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 2.240%, 8/7/2008	1,910,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	6,000,000
2,830,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2038) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.590%, 8/7/2008	2,830,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	4,000,000
7,615,000	[3,4]	Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 2.380%, 8/7/2008	7,615,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 2.210%, 8/7/2008	4,500,000
6,700,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 2.290%, 8/7/2008	6,700,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/7/2008	3,000,000
2,475,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 2.210%, 8/6/2008	2,475,000
865,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/6/2008	865,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 2.090%, 8/7/2008	3,500,000
4,755,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 2.190%, 8/7/2008	4,755,000
5,610,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 8/6/2008	5,610,000
3,875,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	3,875,000
2,400,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 8/7/2008	2,400,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 2.220%, 8/7/2008	3,000,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/6/2008	5,000,000
9,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 8/7/2008	9,200,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	5,090,000
3,750,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, DFA Municipal Trust (Series 3001) Weekly VRDNs (DePfa Bank PLC LIQ), 2.240%, 8/7/2008	3,750,000
16,500,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	16,500,000
12,625,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	12,625,000
5,000,000	[3,4]	Massachusetts Water Resources Authority, PUTTERs (Series 2794) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 2.440%, 8/7/2008	5,000,000
5,090,000		Maynard, MA, 2.50% BANs, 1/30/2009	5,108,744
3,828,000		Revere, MA, 3.40% BANs, 8/25/2008	3,828,984
7,600,000		Revere, MA, 3.75% BANs, 10/30/2008	7,606,317
5,415,000		Somerville, MA, 2.50% BANs, 2/20/2009	5,439,230
2,100,000		Springfield, MA, 2.50% BANs, 10/30/2008	2,102,556
2,661,456		Wachesett, MA Regional School District, 2.75% BANs, 3/17/2009	2,676,133
2,301,357		Weston, MA, 3.00% BANs, 2/6/2009	2,307,153
2,600,000		Weymouth, MA, 3.25% BANs, 9/18/2008	2,602,008
6,100,000		Weymouth, MA, 4.00% BANs, 9/18/2008	6,103,549
2,740,000		Yarmouth, MA, 2.50% BANs, 6/26/2009	2,756,964
		TOTAL	433,853,239
		Puerto Rico--6.0%
12,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.100%, 8/6/2008	12,000,000
11,000,000	[3,4]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 2.270%, 8/7/2008	11,000,000
3,700,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11146Z) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 2.270%, 8/7/2008	3,700,000
		TOTAL	26,700,000
		TOTAL MUNICIPAL INVESTMENTS --- 103.0% (AT AMORTIZED COST)[5]	460,553,239
		OTHER ASSETS AND LIABILITIES --- NET --- (3.0)%[6]	(13,259,577)
		TOTAL NET ASSETS --- 100%	$447,293,662

On July 31, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $185,285,000, which represented 41.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $185,285,000, which represented 41.4% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

Michigan Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1,2]
		Michigan--99.6%
$1,475,000		Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.790%, 8/7/2008	$1,475,000
1,000,000		Bay City, MI Electric Utility, 3.50% Bonds (FSA INS), 1/1/2009	1,004,287
1,000,000		Board of Trustees of Grand Valley State University, MI, (Series A), 3.00% Bonds (FSA INS), 12/1/2008	1,002,116
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.340%, 8/7/2008	8,000,000
1,975,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.260%, 8/7/2008	1,975,000
1,000,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	1,000,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	6,000,000
3,748,500	[3,4]	Detroit, MI Sewage Disposal System, Floater Certificates (Series 2008-2721) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	3,748,500
10,850,000	[3,4]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2007-C85), 2.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	10,850,000
3,245,000	[3,4]	Detroit, MI Water Supply System, PUTTERs (Series 2877) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.640%, 8/7/2008	3,245,000
3,205,000		Detroit, MI, UT GO Bonds (Series 2008-B1), 5.00% Bonds (Assured Guaranty Corp. INS), 4/1/2009	3,265,953
2,300,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 2.450%, 8/6/2008	2,300,000
22,000,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.310%, 8/7/2008	22,000,000
1,300,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.400%, 8/6/2008	1,300,000
1,300,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/6/2008	1,300,000
1,285,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 2.790%, 8/7/2008	1,285,000
8,115,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 2.290%, 8/7/2008	8,115,000
10,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 8/7/2008	10,000,000
13,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.900%, 8/7/2008	13,500,000
5,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.900%, 8/7/2008	5,000,000
12,030,000	[3,4]	Kent County, MI Airport Revenue, PUTTERs (Series 2185) Weekly VRDNs (Kent County, MI)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	12,030,000
1,990,000	[3,4]	Kent County, MI Airport Revenue, SPEARs (Series DB-516) Weekly VRDNs (Kent County, MI)/(Deutsche Bank AG LIQ), 2.280%, 8/7/2008	1,990,000
15,000,000	[3,4]	Kent Hospital Finance Authority, MI, DFA Municipal Trust (Series 2008-44) Weekly VRDNs (Spectrum Health)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	15,000,000
4,000,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 2.400%, 8/6/2008	4,000,000
8,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 2.390%, 8/1/2008	8,000,000
16,000,000		Macomb County, MI Hospital Finance Authority, (Series 2003A-1) Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 2.100%, 8/1/2008	16,000,000
3,700,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 2.320%, 8/7/2008	3,700,000
2,000,000		Melvindale, MI, 3.75% TANs, 9/1/2008	2,001,045
1,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/7/2008	1,585,000
10,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 2.430%, 8/1/2008	10,000,000
5,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 2.290%, 8/7/2008	5,000,000
16,325,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Aquinas College)/(Huntington National Bank, Columbus, OH LOC), 2.600%, 8/7/2008	16,325,000
7,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank N.A. LOC), 2.140%, 8/7/2008	7,000,000
20,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.490%, 8/7/2008	20,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 3.200%, 8/6/2008	3,100,000
11,200,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.350%, 8/7/2008	11,200,000
13,095,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	13,101,942
6,000,000		Michigan Public Educational Facilities Authority, (Series 2008 A-2), 3.00% RANs (RBS Citizens Bank N.A. LOC), 7/20/2009	6,062,622
1,615,000		Michigan Public Educational Facilities Authority, (Series 2008a-1), 3.00% RANs (RBS Citizens Bank N.A. LOC), 6/22/2009	1,630,515
6,720,000	[3,4]	Michigan State Building Authority, MERLOTS (Series 2008-D116) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	6,720,000
2,500,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	2,500,000
4,500,000		Michigan State Hospital Finance Authority, (Series 2008) Weekly VRDNs (Ascension Health Credit Group), 2.110%, 8/6/2008	4,500,000
4,250,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 2.290%, 8/6/2008	4,250,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	5,000,000
15,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	15,000,000
7,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	7,500,000
2,200,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	2,200,000
4,250,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	4,250,000
2,900,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	2,901,291
5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,002,178
12,750,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008Y), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	12,758,710
8,200,000		Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/ (JPMorgan Chase Bank, N.A. LOC), 2.450%, 8/6/2008	8,200,000
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS) /(DePfa Bank PLC LIQ), 2.300%, 8/6/2008	6,125,000
885,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 2.420%, 8/7/2008	885,000
4,000,000		Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior Apartments)/(National City Bank LOC), 3.070%, 8/7/2008	4,000,000
1,885,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 2.340%, 8/7/2008	1,885,000
6,360,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 2.390%, 8/7/2008	6,360,000
500,000		Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC), 2.590%, 8/7/2008	500,000
740,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.800%, 8/6/2008	740,000
405,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	405,000
1,775,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 2.390%, 8/7/2008	1,775,000
930,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/ (LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	930,000
3,115,000		Michigan State Strategic Fund Weekly VRDNs (Jedco Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	3,115,000
675,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	675,000
1,800,000		Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational Independent School District)/(LaSalle Bank, N.A. LOC), 2.500%, 8/6/2008	1,800,000
1,500,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	1,500,000
1,215,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/ (Fifth Third Bank, Michigan LOC), 2.840%, 8/7/2008	1,215,000
205,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 2.840%, 8/7/2008	205,000
440,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC)/ (Comerica Bank LOC), 2.390%, 8/7/2008	440,000
180,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/ (Comerica Bank LOC), 2.390%, 8/7/2008	180,000
1,295,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/ (Comerica Bank LOC), 2.390%, 8/7/2008	1,295,000
670,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/ (Huntington National Bank, Columbus, OH LOC), 2.590%, 8/7/2008	670,000
2,200,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/ (Huntington National Bank, Columbus, OH LOC), 2.590%, 8/7/2008	2,200,000
3,220,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 2.390%, 8/7/2008	3,220,000
2,430,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (PFG Enterprises, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 2.590%, 8/7/2008	2,430,000
9,830,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.280%, 8/7/2008	9,830,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 2.440%, 8/7/2008	4,000,000
4,600,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 2.260%, 8/7/2008	4,600,000
734,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 2.520%, 8/7/2008	734,000
1,170,000		Michigan State Strategic Fund, LO Revenue Bonds (Series 1995) Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.450%, 8/7/2008	1,170,000
12,000,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	12,020,539
4,300,000		Michigan Strategic Fund Weekly VRDNs (Surefil Properties LLC)/(Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	4,300,000
2,765,000		Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 2.390%, 8/7/2008	2,765,000
7,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.130%, 8/6/2008	7,000,000
2,300,000		Michigan Strategic Fund, (Series 2005), 4.25% TOBs (Taylor Building Products, Inc.)/(PNC Bank, N.A. LOC), Mandatory Tender 9/12/2008	2,301,399
3,500,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (G.A. Richards Company)/ (Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	3,500,000
4,680,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Plascore, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	4,680,000
5,400,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Surefil Properties LLC)/(Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	5,400,000
1,820,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 2.290%, 8/7/2008	1,820,000
4,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.150%, 8/6/2008	4,000,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 8/1/2008	10,000,000
1,415,000		Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 8/1/2008	1,415,000
5,790,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 8/1/2008	5,790,000
4,400,000		Michigan Strategic Fund, (Series 2008KT) Weekly VRDNs (Detroit Edison Co.)/(Key Bank, N.A. LOC), 2.190%, 8/6/2008	4,400,000
1,690,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC), 2.390%, 8/7/2008	1,690,000
5,835,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/ (Allied Irish Banks PLC LOC), 2.390%, 8/7/2008	5,835,000
2,000,000		Regents of University of Michigan, (Series 2007B) Weekly VRDNs (University of Michigan Health System), 1.950%, 8/7/2008	2,000,000
2,500,000		Summit Academy, MI COP, 7.00% Bonds (United States Treasury PRF 9/1/2008@100), 9/1/2029	2,506,505
14,850,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 12175) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Bank of New York LIQ), 2.360%, 8/7/2008	14,850,000
20,000,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 2.250%, 8/7/2008	20,000,000
		TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	524,031,602
		OTHER ASSETS AND LIABILITIES – NET—0.4%[6]	2,123,095
		TOTAL NET ASSETS—100%	$526,154,697

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.2% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $126,070,679, which represented 24.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $126,070,679, which represented 24.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

COP	--Certificates of Participation
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GO	--General Obligation
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts --Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Minnesota Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Minnesota—99.8%
$7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2008	$7,225,000
5,565,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 2.420%, 8/1/2008	5,565,000
2,655,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,655,000
420,000		Blooming Prairie, MN ISD #756, 2.25% TANs (GTD by Minnesota State), 8/21/2009	421,441
4,275,000		Brainerd, MN ISD #181, (Series A), 2.00% TANs (GTD by Minnesota State), 9/4/2008	4,277,386
7,100,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	7,100,000
745,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management GroupLLC)/ (Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	745,000
4,775,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/5/2008	4,775,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	3,400,000
14,500,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	14,500,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 2.650%, 8/1/2008	8,865,000
18,680,000	[3,4]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	18,680,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 2.400%, 8/7/2008	4,325,000
12,600,000		East Grand Forks, MN Solid Waste Disposal, (Series 2006), Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 2.440%, 8/7/2008	12,600,000
335,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/7/2008	335,000
270,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 2.500%, 8/7/2008	270,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	6,000,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.540%, 8/7/2008	1,000,000
1,515,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 2.550%, 8/7/2008	1,515,000
1,220,000		Grand Meadow, MN ISD No. 495, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/21/2009	1,226,588
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 2.400%, 8/7/2008	3,320,000
6,220,000	[3,4]	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.290%, 8/7/2008	6,220,000
2,250,000		Lake Superior, MN ISD No. 381, (Series 2007A), 4.25% TANs (GTD by Minnesota State), 8/19/2008	2,250,500
1,505,000		Lake Superior, MN ISD No. 381, (Series A), 2.25% TANs (GTD by Minnesota State), 8/14/2009	1,513,127
1,600,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,600,000
1,150,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	1,150,000
3,750,000		Litchfield, MN ISD #465, 4.00% TANs (GTD by Minnesota State), 9/19/2008	3,751,792
450,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	450,000
2,100,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 2.260%, 8/7/2008	2,100,000
2,400,000		Metropolitan Council, MN, (Series B), 4.00% Bonds, 3/1/2009	2,426,058
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 1.540%, 8/1/2008	2,600,000
700,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 2.250%, 8/7/2008	700,000
9,910,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 2.190%, 8/7/2008	9,910,000
5,015,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.310%, 8/7/2008	5,015,000
10,565,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.200%, 8/6/2008	10,565,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 2.290%, 8/7/2008	7,320,000
6,775,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-3), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.200%, 8/1/2008	6,775,000
19,550,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/7/2008	19,550,000
7,200,000		Minnesota State HFA, (2007 Series N), 3.30% BANs, 12/18/2008	7,200,000
11,800,000		Minnesota State HFA, (2007 Series O), 3.35% BANs, 12/18/2008	11,800,000
1,410,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	1,410,000
14,000,000		Minnesota State HFA, (Series 2007K), 3.78% BANs, 8/11/2008	14,000,000
10,515,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), 2.45% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 1/21/2009	10,515,000
1,815,000	[3,4]	Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank NA, New York LIQ), 2.320%, 8/7/2008	1,815,000
610,000	[3,4]	Minnesota State HFA, (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.160%, 8/6/2008	610,000
9,805,000		Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	9,805,000
2,600,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.260%, 8/7/2008	2,600,000
11,965,000	[3,4]	Minnesota State, (PT-4609), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/1/2008	11,965,000
10,000,000	[3,4]	Minnesota State, (Series 2008-2863), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	10,000,000
2,005,000		Minnesota State, 5.00% Bonds, 8/1/2008	2,005,000
1,925,000		Minnesota State, 5.375% Bonds, 11/1/2008	1,936,691
1,490,000		Mountain Iron-Buhl, MN ISD No. 712, 4.25% TRANs (GTD by Minnesota State), 8/26/2008	1,490,460
870,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 2.500%, 8/7/2008	870,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 2.300%, 8/7/2008	2,655,000
2,000,000		North St. Paul-Maplewood, MN School District 622, 4.25% TANs (GTD by Minnesota State), 8/8/2008	2,000,166
2,000,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	2,000,000
450,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	450,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 2.400%, 8/7/2008	4,965,000
4,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 2.300%, 8/7/2008	4,560,000
8,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	8,390,000
2,000,000		Red Wing, MN ISD No. 256, 4.25% TANs (GTD by Minnesota State), 8/27/2008	2,000,642
3,710,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	3,710,000
5,085,000		Robbinsdale, MN, (Series 2008A-1), Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 2.200%, 8/7/2008	5,085,000
17,700,000		Rochester, MN Health Care Facility Authority, (Series 2002B remarketed 4/16/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	17,700,000
3,500,000		Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 2.340%, 8/7/2008	3,500,000
1,200,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,200,000
1,000,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	1,000,000
5,265,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 2.240%, 8/7/2008	5,265,000
20,000,000		Southern Minnesota Municipal Power Agency, 1.73% CP, Mandatory Tender 11/7/2008	20,000,000
5,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	5,100,000
2,500,000		St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	2,500,000
5,855,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.530%, 8/7/2008	5,855,000
17,220,000		St. Cloud, MN, (Series 2008B), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.480%, 8/7/2008	17,220,000
13,700,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 2.900%, 8/7/2008	13,700,000
2,015,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 2.600%, 8/5/2008	2,015,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/ (LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	6,260,000
5,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 2.300%, 8/7/2008	5,565,000
1,710,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,710,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	5,000,000
2,000,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 2.450%, 8/6/2008	2,000,000
1,500,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 2.450%, 8/6/2008	1,500,000
1,700,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 2.260%, 8/7/2008	1,700,000
13,750,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	13,750,000
2,940,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 2.450%, 8/6/2008	2,940,000
4,100,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 2.400%, 8/6/2008	4,100,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.650%, 8/7/2008	1,200,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 2.500%, 8/7/2008	2,500,000
880,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	880,000
1,810,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 2.470%, 8/7/2008	1,810,000
1,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	1,800,000
865,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 8/6/2008	865,000
		TOTAL MUNICIPAL INVESTMENTS ---99.8% (AT AMORTIZED COST)[5]	465,169,851
		OTHER ASSETS AND LIABILITIES—NET---0.2%[6]	981,610
		TOTAL NET ASSETS---100%	$466,151,461
	Securities that are subject to the federal alternative minimum tax represent 51.9% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $91,295,000, which represented 19.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $91,295,000, which represented 19.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

New Jersey Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1,2]
		New Jersey--93.1%
$2,440,000		Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009	$2,442,463
5,432,687		Berkeley Township, NJ, 3.70% BANs, 11/20/2008	5,436,817
1,577,500		Bethlehem Township, NJ, 2.75% BANs, 6/16/2009	1,582,878
3,400,000		Bordentown, NJ, 3.90% BANs, 10/24/2008	3,402,254
1,440,000		Brick Township, NJ, Special Emergency Notes (Series 2007), 4.25% BANs, 8/8/2008	1,440,133
5,000,000		Bridgeton, NJ, 3.25% BANs, 3/5/2009	5,007,161
1,782,471		Clinton Township, NJ Board of Education, 3.50% BANs, 1/8/2009	1,784,729
2,125,000		Clinton, NJ, 4.00% BANs, 8/29/2008	2,125,234
11,000,000		Delaware River Port Authority Revenue, (Series 2008B) Weekly VRDNs (TD Banknorth N.A. LOC), 2.220%, 8/7/2008	11,000,000
5,000,000		Dumont, NJ, 3.00% BANs, 7/31/2009	5,029,170
1,725,000		East Greenwich Township, NJ, (Series 2008A), 2.125% BANs, 2/12/2009	1,727,203
1,145,853		East Greenwich Township, NJ, (Series 2008B), 2.50% BANs, 2/12/2009	1,147,641
5,145,616		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	5,151,526
3,743,500		Florence Township, NJ, 3.60% BANs, 12/12/2008	3,746,119
4,190,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	4,190,000
1,500,000		Glen Ridge, NJ, 2.50% TANs, 2/26/2009	1,502,678
2,942,000		Gloucester City, NJ, 4.00% BANs, 9/17/2008	2,943,129
2,195,955		Harmony Township, NJ, 4.00% BANs, 9/17/2008	2,196,634
5,000,000		High Bridge Borough, NJ, 2.50% BANs, 1/14/2009	5,009,141
5,000,000		Hoboken, NJ, 3.50% BANs, 12/22/2008	5,004,727
11,000,000		Hoboken, NJ, 3.75% TANs, 8/29/2008	11,002,892
2,500,000		Island Heights, NJ, 4.125% BANs, 9/5/2008	2,500,586
3,172,608		Keansburg, NJ, (Series 2008A), 3.25% BANs, 1/23/2009	3,174,804
1,467,400		Lindenwold, NJ, (Series 2008A), 2.75% BANs, 6/16/2009	1,470,525
5,436,000		Mansfield Township, NJ, 2.50% BANs, 4/21/2009	5,455,167
2,000,000		Manville Borough, NJ, 3.00% BANs, 7/1/2009	2,014,681
2,500,000		Middlesex, NJ, 3.00% TANs, 9/30/2008	2,503,000
3,530,000		Millstone Township, NJ, 2.75% BANs, 3/19/2009	3,540,921
1,378,000		Mine Hill Township, NJ, 2.50% BANs, 6/10/2009	1,380,883
4,900,000		Mount Holly Township, NJ, (Series 2008B), 3.00% BANs, 7/9/2009	4,931,398
3,410,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 2.350%, 8/7/2008	3,410,000
3,708,000		New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.450%, 8/6/2008	3,708,000
6,790,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 2.340%, 8/7/2008	6,790,000
350,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 2.510%, 8/7/2008	350,000
1,825,000		New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 2.550%, 8/6/2008	1,825,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/6/2008	13,600,000
560,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC), 2.420%, 8/5/2008	560,000
715,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 8/7/2008	715,000
9,060,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 2.380%, 8/1/2008	9,060,000
9,060,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 2.380%, 8/1/2008	9,060,000
2,000,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.350%, 8/1/2008	2,000,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 2.420%, 8/1/2008	1,500,000
2,620,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 2.290%, 8/7/2008	2,620,000
3,610,000		New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	3,610,000
3,900,000		New Jersey EDA, (Series 2005B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 7.000%, 8/7/2008	3,900,000
7,055,000		New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	7,055,000
4,480,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 2.240%, 8/7/2008	4,480,000
9,042,500	[3,4]	New Jersey EDA, Floater Certificates (Series 2750) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.660%, 8/7/2008	9,042,500
17,665,000	[3,4]	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 2.270%, 8/7/2008	17,665,000
3,280,000	[3,4]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.250%, 8/6/2008	3,280,000
13,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	13,500,000
4,965,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	4,965,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	4,000,000
6,100,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	6,100,000
6,450,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 2.190%, 8/7/2008	6,450,000
10,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.490%, 8/7/2008	10,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.490%, 8/7/2008	13,995,000
3,645,000		New Jersey State Educational Facilities Authority, (Series 2003A) Daily VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.190%, 8/7/2008	3,645,000
5,015,000		New Jersey State Educational Facilities Authority, (Series 200D) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 2.150%, 8/7/2008	5,015,000
4,600,000	[3,4]	New Jersey State Educational Facilities Authority, Floater Certificates (Series 2762X) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.660%, 8/7/2008	4,600,000
9,900,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	9,900,000
16,130,000	[3,4]	New Jersey State Transportation Trust Fund Authority, BB&T Floater Certificates (Series 2032) Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.260%, 8/7/2008	16,130,000
10,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2803) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 2.440%, 8/7/2008	10,975,000
10,830,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2804) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 2.440%, 8/7/2008	10,830,000
12,995,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 11278) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.740%, 8/7/2008	12,995,000
26,850,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.370%, 8/7/2008	26,850,000
26,795,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-447) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.310%, 8/7/2008	26,795,000
6,295,000	[3,4]	New Jersey Turnpike Authority, (PT-3602) Weekly VRDNs (GTD by Dexia Credit Local)/ (Dexia Credit Local LIQ), 2.230%, 8/7/2008	6,295,000
4,100,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/6/2008	4,100,000
2,975,000		Paulsboro, NJ, 2.75% BANs, 7/22/2009	2,989,130
10,890,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.280%, 8/7/2008	10,890,000
2,435,000	[3,4]	Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.300%, 8/7/2008	2,435,000
4,500,000	[3,4]	Port Authority of New York and New Jersey, EAGLES (Series 2007-47) Weekly VRDNs (FSA INS)/(Bayerische Landesbank LIQ), 2.450%, 8/7/2008	4,500,000
2,300,000	[3,4]	Port Authority of New York and New Jersey, GS Trust (Series 2008-12) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 2.300%, 8/7/2008	2,300,000
27,050,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2008-D17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.440%, 8/6/2008	27,050,000
15,000,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank NA, New York LIQ), 2.230%, 8/7/2008	15,000,000
2,090,746		Rahway, NJ, (Series 2008B), 3.00% BANs, 4/29/2009	2,104,480
2,980,000		Robbinsville Township, NJ, Formerly Washington Township in Mercer County (Series 2007D), 3.60% BANs, 12/11/2008	2,982,069
1,200,000		Sea Isle City, NJ, 2.75% BANs, 12/1/2008	1,201,964
2,636,250		Seaside Heights Borough, NJ, (Series 2007C), 3.90% BANs, 10/10/2008	2,637,221
4,660,000		Seaside Park, NJ, 2.50% BANs, 9/4/2008	4,661,574
2,082,755		Somerdale Borough, NJ, (Series 2008B), 2.50% BANs, 4/2/2009	2,086,148
1,839,000		South Hackensack, NJ, 2.50% BANs, 2/20/2009	1,839,000
3,695,373		South Orange ViIlage Township, NJ, 4.25% BANs, 9/12/2008	3,697,618
2,042,500		Southampton, NJ, (Series 2007A), 3.50% BANs, 8/21/2008	2,043,042
12,865,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.290%, 8/7/2008	12,865,000
18,785,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-392) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.290%, 8/7/2008	18,785,000
4,760,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (PA-1284) Weekly VRDNs (United States Treasury COL)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 8/7/2008	4,760,000
13,470,000	[3,4]	Tobacco Settlement Financing Corp., NJ, Floater Certificates (Series 2006-2224) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.460%, 8/7/2008	13,470,000
17,180,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MT-481 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.290%, 8/7/2008	17,180,000
18,695,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 2.290%, 8/7/2008	18,695,000
4,067,350		Union Beach, NJ, 3.25% BANs, 7/10/2009	4,095,290
2,936,000		Ventnor, NJ, 2.75% BANs, 7/23/2009	2,952,798
6,197,500		Wall Township, NJ, 2.50% BANs, 6/17/2009	6,218,749
2,092,800		Wallington, NJ, 4.00% BANs, 8/15/2008	2,092,900
1,898,000		West Orange Township,NJ, 3.50% BANs, 12/17/2008	1,899,385
5,250,000		Wildwood Crest, NJ, 3.125% BANs, 1/16/2009	5,256,892
2,456,049		Woodbury, NJ, (Series 2007A), 4.00% BANs, 9/23/2008	2,456,973
		TOTAL	610,360,227
		New York--2.0%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 2.300%, 8/7/2008	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 2.380%, 8/7/2008	1,020,000
4,000,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	4,000,000
5,525,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.590%, 8/7/2008	5,525,000
		TOTAL	13,185,000
		Puerto Rico--4.4%
28,750,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.290%, 8/7/2008	28,750,000
		TOTAL MUNICIPAL INVESTMENTS – 99.5% (AT AMORTIZED COST)[5]	652,295,227
		OTHER ASSETS AND LIABILITIES – NET – 0.5%[6]	3,461,042
		TOTAL NET ASSETS – 100%	$655,756,269

Securities that are subject to the federal alternative minimum tax represent 14.4% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	95.6%	4.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $369,747,500, which represented 56.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $369,747,500, which represented 56.4% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

New York Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--96.1%[1,2]
		New York--95.6%
$14,620,000		Addison, NY CSD, 3.00% BANs, 6/24/2009	$14,683,831
6,300,000		Bolivar-Richburg, NY CSD, 2.75% BANs, 7/24/2009	6,327,051
5,600,000		Cattaraugus-Little Valley, NY CSD, 2.75% BANs, 7/31/2009	5,641,047
9,000,000		Chenango Forks, NY CSD, (Series 2007A), 3.25% BANs, 12/19/2008	9,008,354
13,941,000		Cincinnatus, NY CSD, 2.25% BANs, 6/18/2009	13,967,360
7,300,000		Cohoes, NY City School District, 3.75% BANs, 11/20/2008	7,306,841
14,300,000		Elmira, NY City School District, 2.75% BANs, 1/29/2009	14,311,701
4,300,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 2.290%, 8/7/2008	4,300,000
13,089,578		Geneva, NY, (Series 2008B), 2.06% BANs, 5/21/2009	13,090,278
2,310,000	[3,4]	Haverstraw-Stony Point, NY CSD, MERLOTS (Series 2007-D8) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	2,310,000
25,000,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.730%, 8/7/2008	25,000,000
7,000,000		Lansingburgh, NY CSD, 2.25% BANs, 7/7/2009	7,012,748
2,574,000		Liverpool, NY CSD, 2.25% BANs, 7/9/2009	2,584,660
6,455,000		Long Island Power Authority, NY, (Series 2003E) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 8/6/2008	6,455,000
15,175,000		Long Island Power Authority, NY, (Series 2003H) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/6/2008	15,175,000
21,380,000	[3,4]	Long Island Power Authority, NY, Floater Certificates (Series 2008-2887) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	21,380,000
8,425,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.340%, 8/7/2008	8,425,000
32,350,000		Metropolitan Transportation Authority, NY, (Series 2002B) Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/7/2008	32,350,000
43,775,000		Metropolitan Transportation Authority, NY, (Series 2002D-1) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(GTD by WestLB AG LIQ), 2.450%, 8/7/2008	43,775,000
52,030,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(Dexia Credit Local LIQ), 2.430%, 8/7/2008	52,030,000
50,000,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.670%, 8/7/2008	50,000,000
25,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008	25,000,000
22,505,000	[3,4]	Metropolitan Transportation Authority, NY, Muni TOPS (Series 2007-55) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.330%, 8/7/2008	22,505,000
22,608,500	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(Berkshire Hathaway Assurance Corp. INS)/(Bank of New York LIQ), 2.240%, 8/7/2008	22,608,500
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.320%, 8/7/2008	1,640,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 2.100%, 8/7/2008	7,190,000
4,590,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.290%, 8/7/2008	4,590,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.240%, 8/7/2008	8,860,000
9,500,000		Moravia, NY CSD, 2.50% BANs, 6/26/2009	9,525,090
9,580,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 2.270%, 8/7/2008	9,580,000
50,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D) Weekly VRDNs (Dexia Credit Local LIQ), 2.200%, 8/6/2008	50,000,000
6,000,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 2.100%, 8/7/2008	6,000,000
20,500,000		New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.530%, 8/6/2008	20,500,000
20,500,000		New York City, NY Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 2.100%, 8/6/2008	20,500,000
16,000,000		New York City, NY Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 2.140%, 8/7/2008	16,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 2.230%, 8/6/2008	9,820,000
14,115,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.290%, 8/7/2008	14,115,000
1,160,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.320%, 8/7/2008	1,160,000
5,685,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/ (Wachovia Bank N.A. LOC), 2.320%, 8/7/2008	5,685,000
5,150,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.320%, 8/7/2008	5,150,000
7,075,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/ (HSBC Bank USA LOC), 2.310%, 8/7/2008	7,075,000
2,010,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.320%, 8/7/2008	2,010,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 2.430%, 8/7/2008	8,525,000
65,750,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.200%, 8/6/2008	65,750,000
35,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.100%, 8/1/2008	35,500,000
15,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	15,000,000
3,450,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-4) Weekly VRDNs (Fortis Bank SA/NV LIQ), 2.100%, 8/7/2008	3,450,000
23,172,000	[3,4]	New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs (Bank of America N.A. LIQ), 2.230%, 8/7/2008	23,172,000
13,900,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501) Weekly VRDNs (Morgan Stanley LIQ), 2.240%, 8/7/2008	13,900,000
18,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	18,000,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank NA, New York LIQ), 2.490%, 8/7/2008	9,865,000
5,630,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.110%, 8/6/2008	5,630,000
5,900,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.110%, 8/6/2008	5,900,000
12,155,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	12,155,000
4,975,000	[3,4]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 2.240%, 8/7/2008	4,975,000
31,600,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 2.480%, 8/6/2008	31,600,000
16,270,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.340%, 8/1/2008	16,270,000
22,570,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.750%, 8/6/2008	22,570,000
1,510,000		New York City, NY, (Fiscal 2003 Series A), 5.25% Bonds, 8/1/2008	1,510,000
1,300,000		New York City, NY, (Fiscal 2005 Series J), 5.00% Bonds, 3/1/2009	1,322,298
21,750,000	[3,4]	New York City, NY, (PA-1336) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.230%, 8/7/2008	21,750,000
15,000,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.230%, 8/7/2008	15,000,000
18,845,000	[3,4]	New York City, NY, (PT-3822) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 2.230%, 8/7/2008	18,845,000
15,440,000	[3,4]	New York City, NY, (PT-3823) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	15,440,000
18,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.290%, 8/7/2008	18,960,000
13,130,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	13,130,000
18,750,000	[3,4]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 2.230%, 8/7/2008	18,750,000
37,725,000	[3,4]	New York Liberty Development Corp., Floater Certificates (Series 2008-2477) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Morgan Stanley LIQ), 2.240%, 8/7/2008	37,725,000
27,535,000	[3,4]	New York State Dormitory Authority, (PT-3639) Weekly VRDNs (City University of New York)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	27,535,000
6,000,000		New York State Dormitory Authority, (Series 2004C) Weekly VRDNs (Culinary Institute of America)/(TD Banknorth N.A. LOC), 2.140%, 8/7/2008	6,000,000
1,925,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	1,925,000
1,975,000		New York State Dormitory Authority, (Series 2006) Weekly VRDNs (Culinary Institute of America)/(TD Banknorth N.A. LOC), 2.140%, 8/7/2008	1,975,000
28,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.050%, 8/6/2008	28,000,000
4,000,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (Ithaca College)/(RBS Citizens Bank N.A. LOC), 2.140%, 8/7/2008	4,000,000
8,000,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (St. Lawrence University)/ (Citizens Bank of Pennsylvania LOC), 2.090%, 8/7/2008	8,000,000
8,690,000	[3,4]	New York State Dormitory Authority, Floater Certificates (Series 2008-2541) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Morgan Stanley LIQ), 2.240%, 8/7/2008	8,690,000
25,810,000	[3,4]	New York State Dormitory Authority, Floater Certificates (Series 2004-1155) Weekly VRDNs (New York City, NY)/(Morgan Stanley LIQ), 3.740%, 8/7/2008	25,810,000
22,065,000	[3,4]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(Bank of New York LIQ), 2.990%, 8/6/2008	22,065,000
16,350,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2B) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/7/2008	16,350,000
18,580,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2B) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	18,580,000
19,000,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 8/6/2008	19,000,000
6,350,000	[3,4]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.230%, 8/7/2008	6,350,000
5,070,000	[3,4]	New York State HFA, ROCs (Series 11140) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank NA, New York LIQ), 2.230%, 8/7/2008	5,070,000
15,700,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 2.150%, 8/6/2008	15,700,000
11,400,000		New York State Local Government Assistance Corp., (Series 1993A) Weekly VRDNs (GTD by Bayerische Landesbank and GTD by WestLB AG LOCs), 2.100%, 8/6/2008	11,400,000
12,975,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 2.450%, 8/6/2008	12,975,000
12,275,000		New York State Power Authority, 2.10% TOBs, Optional Tender 9/1/2008	12,275,000
4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.490%, 8/7/2008	4,950,000
2,992,500	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	2,992,500
17,000,000		New York State Urban Development Corp., (Subseries2008A-2) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 8/7/2008	17,000,000
50,000,000		New York State Urban Development Corp., (Subseries2008A-4) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 8/7/2008	50,000,000
3,935,000	[3,4]	New York State Urban Development Corp., Floater Certificates (Series 2008-2349) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Morgan Stanley LIQ), 2.240%, 8/7/2008	3,935,000
19,855,871		Oneida County, NY, (Series 2007A), 4.00% BANs, 9/5/2008	19,861,909
5,405,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 2.290%, 8/7/2008	5,405,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 2.500%, 12/1/2010	1,725,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.320%, 8/7/2008	5,000,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 2.300%, 8/7/2008	4,575,000
9,133,000		Poughkeepsie City, NY, 2.75% BANs, 7/17/2009	9,214,709
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 2.240%, 8/7/2008	4,000,000
4,835,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.290%, 8/7/2008	4,835,000
7,898,928		Rome, NY, 3.00% BANs, 8/7/2009	7,956,827
49,545,000	[3,4]	Sales Tax Asset Receivable Corp., NY, Floater Certificates (Series 2008-2901) Weekly VRDNs (Morgan Stanley LIQ), 2.390%, 8/7/2008	49,545,000
8,111,000		Salina, NY, 3.00% BANs, 6/26/2009	8,186,230
6,900,000		Schenectady, NY, (Renewal), 2.50% BANs, 5/22/2009	6,927,127
7,050,000		Schenectady, NY, 2.50% BANs, 5/22/2009	7,077,716
25,625,337		Shenendehowa, NY CSD, 2.00% BANs, 6/26/2009	25,631,057
8,517,721		Skaneateles, NY CSD, 2.25% BANs, 7/17/2009	8,529,551
2,535,000		South Seneca, NY CSD, 2.25% RANs, 6/17/2009	2,540,445
945,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 2.480%, 8/6/2008	945,000
10,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	10,003,269
6,630,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 2.290%, 8/7/2008	6,630,000
57,125,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 8/7/2008	57,125,000
26,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 8/7/2008	26,700,000
8,000,000		Tioga, NY CSD, 2.75% BANs, 7/17/2009	8,056,384
22,200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-4) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.400%, 8/7/2008	22,200,000
15,980,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.410%, 8/6/2008	15,980,000
39,670,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.670%, 8/6/2008	39,670,000
4,425,000		Warsaw, NY CSD, 2.50% BANs, 7/2/2009	4,438,907
3,870,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, INS.) /(Bank of New York LOC), 2.290%, 8/7/2008	3,870,000
4,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	4,215,000
5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/ (Allied Irish Banks PLC LOC), 2.240%, 8/6/2008	5,000,000
10,950,000	[3,4]	Westchester, NY Tobacco Asset Securitization Corp., (PA-1322) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 8/7/2008	10,950,000
7,128,230		Wheatfield, NY, 2.00% BANs, 2/12/2009	7,135,659
		TOTAL	1,803,849,049
		Puerto Rico--0.5%
8,750,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.290%, 8/7/2008	8,750,000
		TOTAL MUNICIPAL INVESTMENTS –96.1% (AT AMORTIZED COST)[5]	1,812,599,049
		OTHER ASSETS AND LIABILITIES – NET- 3.9%[6]	73,757,669
		TOTAL NET ASSETS –100%	$1,886,356,718

At July 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $595,938,000, which represented 31.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $595,938,000, which represented 31.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participation Securities
VRDNs	--Variable Rate Demand Notes

North Carolina Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1,2]
		North Carolina--96.6%
$1,830,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	$1,830,000
3,500,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 2.660%, 8/1/2008	3,500,000
2,500,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/ (Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	2,500,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	6,600,000
1,615,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,615,000
3,500,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	3,500,000
4,430,000		Charlotte, NC Water & Sewer System, 1.50% CP (DePfa Bank PLC LIQ), Mandatory Tender 9/10/2008	4,430,000
4,000,000		Charlotte, NC Water & Sewer System, 2.00% CP (DePfa Bank PLC LIQ), Mandatory Tender 8/6/2008	4,000,000
10,409,000		Charlotte, NC Water & Sewer System, 2.25% CP (DePfa Bank PLC LIQ), Mandatory Tender 8/6/2008	10,409,000
4,263,000		Charlotte, NC, (Series 2005), 1.80% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	4,263,000
4,153,000		Charlotte, NC, (Series 2005), 2.00% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/15/2009	4,153,000
4,130,000		Charlotte, NC, (Series 2005), 2.05% CP (KBC Bank N.V. LIQ), Mandatory Tender 11/17/2008	4,130,000
5,304,000		Charlotte, NC, (Series 2005), 2.10% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/15/2009	5,304,000
2,532,000		Charlotte, NC, (Series 2005), 2.20% CP (KBC Bank N.V. LIQ), Mandatory Tender 12/4/2008	2,532,000
3,343,000		Charlotte, NC, (Series 2005), 2.20% CP (KBC Bank N.V. LIQ), Mandatory Tender 12/4/2008	3,343,000
5,454,000		Charlotte, NC, (Series 2005), 2.65% CP (KBC Bank N.V. LIQ), Mandatory Tender 10/9/2008	5,454,000
3,500,000		Charlotte, NC, (Series 2005), 3.05% CP (KBC Bank N.V. LIQ), Mandatory Tender 9/2/2008	3,500,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 1.70% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/8/2009	3,443,000
2,934,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.10% CP (Wachovia Bank N.A. LOC), Mandatory Tender 11/18/2008	2,934,000
1,708,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.25% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/13/2009	1,708,000
1,007,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.65% CP (Wachovia Bank N.A. LOC), Mandatory Tender 10/9/2008	1,007,000
13,700,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	13,700,000
14,500,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.100%, 8/7/2008	14,500,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/ (Wilmington Trust Co. LOC), 2.440%, 8/7/2008	2,900,000
865,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC), 3.250%, 8/6/2008	865,000
300,000		Cleveland County, NC Industrial Facilities & PCFA, PCRBs (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	300,000
560,000		Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 2.590%, 8/7/2008	560,000
1,651,000		East Spencer, NC, 2.25% BANs, 2/25/2009	1,653,302
2,185,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/ (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	2,185,000
2,150,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	2,150,000
580,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/ (Harris, N.A. LOC), 2.340%, 8/7/2008	580,000
2,235,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,235,000
2,430,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,430,000
3,325,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/ (Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	3,325,000
23,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 2.270%, 8/6/2008	23,500,000
17,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 2.290%, 8/6/2008	17,500,000
1,125,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 2.590%, 8/7/2008	1,125,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 2.400%, 8/6/2008	4,000,000
4,005,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 2.600%, 8/1/2008	4,005,000
2,995,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,995,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	4,800,000
2,400,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.120%, 8/7/2008	2,400,000
6,900,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	6,900,000
560,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 2.440%, 8/7/2008	560,000
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	2,400,000
2,545,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 2.170%, 8/7/2008	2,545,000
2,810,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	2,810,000
5,595,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 2.220%, 8/6/2008	5,595,000
2,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	2,220,000
17,250,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	17,250,000
2,620,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,620,000
1,185,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 2.150%, 8/7/2008	1,185,000
2,195,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,195,000
5,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,500,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Bank (USA) LOC), 2.340%, 8/7/2008	2,900,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	3,000,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	2,800,000
7,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2728) Weekly VRDNs (Duke University)/(Morgan Stanley LIQ), 2.260%, 8/7/2008	7,600,000
9,995,000	[3,4]	North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke University)/(Bank of America N.A. LIQ), 2.260%, 8/7/2008	9,995,000
2,540,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	2,540,000
7,950,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 2.10% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	7,950,000
195,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 2.190%, 8/7/2008	195,000
6,000,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	6,000,000
1,920,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	1,920,000
1,560,000	[3,4]	North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.510%, 8/6/2008	1,560,000
13,960,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	13,960,000
1,935,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 2.350%, 8/6/2008	1,935,000
4,625,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,625,000
9,700,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 2.140%, 8/7/2008	9,700,000
5,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 2.260%, 8/7/2008	5,000,000
2,200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 2.190%, 8/7/2008	2,200,000
10,000,000		North Carolina Municipal Power Agency No. 1, (Series A), 5.75% Bonds (MBIA Insurance Corp. INS), 1/1/2009	10,091,255
2,970,000		North Carolina Municipal Power Agency No. 1, (Series C), 4.00% Bonds, 1/1/2009	2,979,028
915,000		North Carolina Municipal Power Agency No. 1, 4.00% Bonds, 1/1/2009	917,781
5,675,000	[3,4]	North Carolina State, MERLOTS (Series 2008-C04), 2.05% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/4/2009	5,675,000
5,000,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.200%, 8/7/2008	5,000,000
3,965,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.400%, 8/7/2008	3,965,000
4,000,000		Raleigh & Durham, NC Airport Authority, (Series 2008B) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.200%, 8/7/2008	4,000,000
10,000,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 2.350%, 8/7/2008	10,000,000
5,480,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 2.400%, 8/1/2008	5,480,000
1,030,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	1,030,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	10,000,000
3,105,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 2.240%, 8/7/2008	3,105,000
1,280,000		Valdese, NC, 2.75% BANs, 8/13/2008	1,280,103
6,500,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	6,500,000
4,957,000		Warren County, NC Water and Sewer District III, 3.75% BANs, 8/13/2008	4,957,474
970,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	970,000
2,600,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC), 2.440%, 8/7/2008	2,600,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 2.360%, 8/7/2008	1,000,000
		TOTAL	403,073,943
		Puerto Rico--3.1%
160,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.180%, 8/6/2008	160,000
12,800,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.290%, 8/7/2008	12,800,000
		TOTAL	12,960,000
		TOTAL MUNICIPAL INVESTMENTS— 99.7% (AT AMORTIZED COST)[5]	416,033,943
		OTHER ASSETS AND LIABILITIES — NET— 0.3%[6]	1,114,095
		TOTAL NET ASSETS—100%	$417,148,038

Securities that are subject to the federal alternative minimum tax (AMT) represent 43.1% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.3%	0.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $65,345,000, which represented 15.7% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $65,345,000, which represented 15.7% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

Ohio Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1,2]
		Ohio--96.4%
$2,445,000		Ashtabula County, OH, 2.15% BANs, 5/28/2009	$2,445,000
1,500,000		Athens, OH, 2.50% BANs, 7/9/2009	1,504,807
2,200,000		Avon, OH, 2.50% BANs, 11/26/2008	2,203,466
1,000,000		Berea, OH, 2.45% BANs, 4/2/2009	1,001,304
6,080,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.310%, 8/7/2008	6,080,000
4,775,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, Floater Certificates (Series 2006-2242) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.440%, 8/7/2008	4,775,000
3,800,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/1/2008	3,800,000
1,435,000		Canal Winchester, OH Local School District, (Series A), 4.20% BANs, 11/25/2008	1,438,384
355,000		Canal Winchester, OH Local School District, (Series B), 4.20% BANs, 11/25/2008	355,837
5,000,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	5,000,000
4,000,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	4,000,000
14,910,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (GTD by WestLB AG LOC), 2.280%, 8/6/2008	14,910,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 2.280%, 8/7/2008	2,750,000
2,179,000		Clinton Massie, OH Local School District, 4.00% BANs, 11/18/2008	2,182,514
1,600,000		Clyde, OH, 3.70% BANs, 11/13/2008	1,601,097
1,880,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	1,880,000
3,000,000		Columbus, OH City School District, 3.75% BANs, 12/11/2008	3,006,288
4,000,000		Columbus-Franklin County, OH Finance Authority Weekly VRDNs (Rastra Ohio, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	4,000,000
5,725,000		Columbus-Franklin County, OH Finance Authority, (Series 2007) Weekly VRDNs (Prep Academies, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.650%, 8/7/2008	5,725,000
850,000		Coshocton, OH, 2.75% BANs, 2/17/2009	853,414
1,985,000		Cuyahoga County, OH Hospital Authority Weekly VRDNs (MetroHealth System)/(National City Bank LOC), 2.950%, 8/7/2008	1,985,000
480,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	480,000
1,420,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank LOC), 3.250%, 8/7/2008	1,420,000
1,200,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/ (FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	1,200,000
13,840,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 1.800%, 8/1/2008	13,840,000
3,400,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 2.220%, 8/7/2008	3,400,000
2,774,000		Defiance, OH, 2.50% BANs, 4/16/2009	2,784,569
585,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	585,000
1,470,000		Dover, OH, 2.75% BANs, 4/2/2009	1,477,223
6,880,000		Fairborn, OH, 2.50% BANs, 5/20/2009	6,904,229
2,490,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank LOC), 3.070%, 8/6/2008	2,490,000
1,450,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	1,450,000
5,235,000		Franklin County, OH Health Care Facilities, (Series 2006B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	5,235,000
1,500,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 2.130%, 8/7/2008	1,500,000
5,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	5,050,000
4,000,000		Franklin County, OH Hospital Facility Authority, (Series F) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	4,000,000
890,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 8/7/2008	890,000
925,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	925,000
1,330,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 2.650%, 8/1/2008	1,330,000
3,000,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995) Weekly VRDNs (Trinity Healthcare Credit Group), 2.100%, 8/7/2008	3,000,000
4,670,000		Green City, OH, 2.75% BANs, 7/14/2009	4,706,995
1,330,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 2.250%, 8/7/2008	1,330,000
2,620,000		Greene County, OH, (Series A), 2.75% BANs, 8/12/2008	2,620,588
870,000		Greene County, OH, (Series B), 2.75% BANs, 2/13/2009	873,424
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.060%, 8/7/2008	1,550,000
1,000,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/ (Bank of America N.A. LOC), 2.200%, 8/7/2008	1,000,000
1,970,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.230%, 8/7/2008	1,970,000
395,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 2.400%, 8/7/2008	395,000
3,050,000		Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC), 2.740%, 8/7/2008	3,050,000
2,095,000		Henry County, OH, 3.40% BANs, 3/19/2009	2,106,583
525,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	525,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.570%, 8/7/2008	2,665,000
2,500,000		Logan County, OH, (Series B), 2.625% BANs, 12/18/2008	2,505,393
1,140,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	1,140,000
8,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.390%, 8/7/2008	8,305,000
800,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 2.400%, 8/6/2008	800,000
1,205,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 8/7/2008	1,205,000
7,000,000		Lucas County, OH, 3.00% BANs, 7/30/2009	7,088,970
5,000,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002) Weekly VRDNs (Copeland Oaks Project)/ (Huntington National Bank, Columbus, OH LOC), 2.600%, 8/7/2008	5,000,000
4,000,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/ (PNC Bank, N.A. LOC), 2.340%, 8/7/2008	4,000,000
1,755,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC), 2.490%, 8/7/2008	1,755,000
2,065,000		Mansfield, OH, 4.25% BANs, 8/20/2008	2,065,536
3,000,000		Maple Heights, OH City School District, 2.50% BANs, 4/15/2009	3,010,336
4,900,000		Maple Heights, OH, 2.60% BANs, 7/1/2009	4,910,926
7,500,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 2.300%, 8/6/2008	7,500,000
8,950,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 2.400%, 8/7/2008	8,950,000
2,000,000		Massillon, OH City School District, 2.60% BANs, 7/29/2009	2,013,625
2,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(GTD by WestLB AG LOC), 2.440%, 8/7/2008	2,400,000
735,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	735,000
1,285,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 3.350%, 8/7/2008	1,285,000
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 2.230%, 8/7/2008	15,000,000
4,175,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.400%, 8/6/2008	4,175,000
1,400,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.340%, 8/7/2008	1,400,000
4,850,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	4,853,209
5,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	5,002,995
2,057,000		Morrow County, OH, 2.75% BANs, 12/18/2008	2,061,617
1,500,000		North College Hill, OH City School District, 3.30% BANs, 1/20/2009	1,504,458
8,000,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 2.280%, 8/6/2008	8,000,000
3,485,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.420%, 8/7/2008	3,485,000
4,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.190%, 8/6/2008	4,000,000
5,245,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.270%, 8/6/2008	5,245,000
4,800,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Otterbein College)/ (JPMorgan Chase Bank, N.A. LOC), 2.300%, 8/7/2008	4,800,000
6,000,000		Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (Case Western Reserve University, OH)/(Allied Irish Banks PLC LOC), 2.150%, 8/6/2008	6,000,000
2,750,000		Ohio State Higher Educational Facilities Commission, (Series B-1) Daily VRDNs (Case Western Reserve University, OH)/(Allied Irish Banks PLC LOC), 2.250%, 8/1/2008	2,750,000
1,000,000		Ohio State Infrastructure Authority, (Series 2007-1), 4.00% Bonds, 6/15/2009	1,015,371
7,650,000	[3,4]	Ohio State Turnpike Commission, PT-3839 Weekly VRDNs (Dexia Credit Local LIQ)/ (Dexia Credit Local LOC), 2.250%, 8/7/2008	7,650,000
12,500,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006C) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.400%, 8/6/2008	12,500,000
2,335,600		Painesville, OH, 3.25% BANs, 3/17/2009	2,346,982
1,470,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 8/7/2008	1,470,000
1,715,000		Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.260%, 8/7/2008	1,715,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(LaSalle Bank, N.A. LOC), 2.290%, 8/7/2008	3,000,000
2,075,000		Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette Project)/(National City Bank LOC), 3.200%, 8/7/2008	2,075,000
3,500,000		Richland County, OH, 3.000% BANs, 11/20/2008	3,507,804
911,000		Richland County, OH, 4.50% BANs, 8/5/2008	911,065
2,305,000		Rossford, OH, 3.00% BANs, 6/5/2009	2,322,136
2,700,000		Sandusky, OH, 4.25% BANs, 10/22/2008	2,713,200
2,700,000		Springboro, OH, 4.00% BANs, 10/30/2008	2,702,697
1,960,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	1,960,000
400,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 8/7/2008	400,000
620,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 2.750%, 8/6/2008	620,000
2,655,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	2,655,000
920,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 8/7/2008	920,000
1,985,000		Summit County, OH IDA, (Series 1998( Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	1,985,000
2,905,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	2,905,000
495,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	495,000
1,330,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 2.570%, 8/7/2008	1,330,000
6,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	6,000,000
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 2.340%, 8/7/2008	4,000,000
4,495,000		Trumbull County, OH Sewer District, (Series B), 2.375% BANs, 3/26/2009	4,504,281
5,815,000		Tuscarawas County, OH Port Authority, (Series 2007) Weekly VRDNs (Freeport Press, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.750%, 8/7/2008	5,815,000
490,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 2.580%, 8/7/2008	490,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 2.280%, 8/7/2008	5,000,000
1,135,000		Village of South Lebanon, OH, (Series 2003A) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(Huntington National Bank, Columbus, OH LOC), 2.700%, 8/7/2008	1,135,000
3,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	3,006,053
1,993,000		Warrensville Heights, OH, 2.55% BANs, 11/26/2008	1,996,135
1,142,000		Warrensville Heights, OH, 2.60% BANs, 2/5/2009	1,143,723
5,000,000		West Clermont Local School District, OH, 4.00% BANs, 8/5/2008	5,000,454
5,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 2.390%, 8/1/2008	5,000,000
170,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	170,000
195,000		Willoughby City, OH, IDRBs (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	195,000
3,400,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 2.450%, 8/6/2008	3,400,000
690,000		Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.590%, 8/7/2008	690,000
		TOTAL	389,942,688
		Puerto Rico--3.2%
13,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.100%, 8/6/2008	13,000,000
		TOTAL MUNICIPAL INVESTMENTS --- 99.6% (AT AMORTIZED COST)[5]	402,942,688
		OTHER ASSETS AND LIABILITIES --- NET --- 0.4%[6]	1,446,656
		TOTAL NET ASSETS --- 100%	$404,389,344

Securities that are subject to the federal alternative minimum tax (AMT) represent 37.7% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $46,846,204, which represented 11.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $46,846,204, which represented 11.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MFH	--Multi-Family Housing
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Pennsylvania Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1,2]
		Pennsylvania--99.7%
$2,065,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.440%, 8/7/2008	$2,065,000
2,305,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.550%, 8/1/2008	2,305,000
2,000,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 2.260%, 8/7/2008	2,000,000
3,075,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.440%, 8/7/2008	3,075,000
1,030,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.440%, 8/7/2008	1,030,000
5,555,000	[3,4]	Allegheny County, PA Airport Authority, (MT-518) Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.570%, 8/7/2008	5,555,000
2,195,000	[3,4]	Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.310%, 8/7/2008	2,195,000
5,120,000	[3,4]	Allegheny County, PA Airport Authority, (PT-4304) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.310%, 8/7/2008	5,120,000
7,480,000		Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.240%, 8/7/2008	7,480,000
5,835,000		Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.240%, 8/7/2008	5,835,000
6,750,000		Allegheny County, PA HDA, (Series A of 2000), 2.00% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2009	6,750,000
4,320,000		Allegheny County, PA HDA, (Series A of 2004), 2.05% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2009	4,320,000
15,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	15,000,000
8,000,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.390%, 8/7/2008	8,000,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vencentian Collaborative System)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	4,300,000
745,000		Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/ (National City Bank LOC), 3.200%, 8/7/2008	745,000
3,300,000		Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/ (National City Bank LOC), 3.000%, 8/7/2008	3,300,000
4,800,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/ (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	4,800,000
4,715,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.390%, 8/7/2008	4,715,000
3,000,000		Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% Bonds (United States Treasury PRF 3/1/2009@101), 3/1/2024	3,098,838
10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 2.230%, 8/6/2008	10,000,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 2.310%, 8/6/2008	5,000,000
6,000,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Key Bank, N.A. LOC), 2.180%, 8/6/2008	6,000,000
335,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 2.340%, 8/6/2008	335,000
2,400,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.550%, 8/6/2008	2,400,000
3,670,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.000%, 8/7/2008	3,670,000
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/6/2008	760,000
555,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 2.650%, 8/6/2008	555,000
6,000,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 2.230%, 8/7/2008	6,000,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 2.230%, 8/7/2008	2,500,000
1,240,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank, N.A. LOC), 2.490%, 8/7/2008	1,240,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.290%, 8/7/2008	2,200,000
2,885,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/ (Branch Banking & Trust Co. LOC), 2.430%, 8/1/2008	2,885,000
2,500,000		Cheltenham Township, PA, 3.75% TRANs, 12/31/2008	2,506,765
4,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 2.340%, 8/7/2008	4,335,000
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/ (Fulton Bank LOC), 2.270%, 8/7/2008	5,500,000
5,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 2.240%, 8/7/2008	5,000,000
2,890,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/ (Wilmington Trust Co. LOC), 2.270%, 8/7/2008	2,890,000
9,000,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 2.220%, 8/6/2008	9,000,000
8,400,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/ (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	8,400,000
3,350,000		Commonwealth of Pennsylvania, 5.25% Bonds, 1/1/2009	3,385,529
5,000,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.240%, 8/7/2008	5,000,000
7,819,500	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.310%, 8/7/2008	7,819,500
13,145,000	[3,4]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 2.260%, 8/7/2008	13,145,000
1,015,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/ (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	1,015,000
3,500,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 2.300%, 8/7/2008	3,500,000
4,500,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.000%, 8/7/2008	4,500,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 2.500%, 8/6/2008	1,600,000
1,740,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.550%, 8/1/2008	1,740,000
4,800,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/1/2008	4,800,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 2.500%, 8/6/2008	4,645,000
5,620,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 2.190%, 8/7/2008	5,620,000
23,060,000	[3,4]	Delaware County, PA Authority, (PT-565) Weekly VRDNs (Mercy Health Corp of Southeastern PA)/(WestLB AG LIQ)/(WestLB AG LOC), 2.280%, 8/7/2008	23,060,000
6,500,000		Easton Area School District, PA, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	6,500,000
2,970,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 2.340%, 8/7/2008	2,970,000
18,745,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.310%, 8/7/2008	18,745,000
15,000,000		Erie County, PA, 3.50% TRANs, 12/15/2008	15,025,500
1,915,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 2.390%, 8/7/2008	1,915,000
500,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 2.390%, 8/7/2008	500,000
2,435,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.440%, 8/7/2008	2,435,000
1,185,000		Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.550%, 8/6/2008	1,185,000
1,085,000		Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.690%, 8/7/2008	1,085,000
355,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 2.490%, 8/7/2008	355,000
6,000,000		Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/6/2008	6,000,000
1,935,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.390%, 8/7/2008	1,935,000
555,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.390%, 8/7/2008	555,000
2,545,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 2.340%, 8/7/2008	2,545,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 2.390%, 8/7/2008	1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/(Fulton Bank LOC), 2.390%, 8/7/2008	7,000,000
6,370,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 2.300%, 8/6/2008	6,370,000
4,950,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.390%, 8/6/2008	4,950,000
13,165,000		Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/ (Allied Irish Banks PLC LOC), 2.250%, 8/7/2008	13,165,000
800,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/ (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	800,000
1,590,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	1,590,000
7,265,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(FHLMC COL LIQ), 2.650%, 8/7/2008	7,265,000
5,505,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 2.650%, 8/7/2008	5,505,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC), 2.340%, 8/7/2008	16,000,000
1,585,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.490%, 8/6/2008	1,585,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	5,000,000
7,700,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	7,700,000
2,130,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/ (Fulton Bank LOC), 2.340%, 8/7/2008	2,130,000
5,000,000		Northampton County, PA IDA, (Series of 2008) Weekly VRDNs (Moravian College Housing, Inc.)/(Fulton Bank LOC), 2.340%, 8/7/2008	5,000,000
600,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 2.650%, 8/7/2008	600,000
300,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 2.290%, 8/7/2008	300,000
2,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 2.240%, 8/6/2008	2,000,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 2.310%, 8/7/2008	6,200,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 8/1/2008	11,000,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 2.320%, 8/6/2008	4,000,000
4,475,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.400%, 8/6/2008	4,475,000
15,735,000		Pennsylvania HFA, (Series 2005-89) Weekly VRDNs (DePfa Bank PLC LIQ), 2.160%, 8/6/2008	15,735,000
11,120,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	11,120,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	3,860,000
7,105,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50), 2.15% TOBs (Bank of New York LIQ), Optional Tender 8/20/2008	7,105,000
1,375,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.440%, 8/7/2008	1,375,000
2,800,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.650%, 8/7/2008	2,800,000
21,600,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002 A) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.650%, 8/7/2008	21,600,000
3,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	3,600,000
11,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.220%, 8/7/2008	11,030,000
2,300,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 2.05% TOBs (Robert Morris University)/(PNC Bank, N.A. LOC), Optional Tender 5/1/2009	2,300,000
6,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H1) Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 2.190%, 8/7/2008	6,500,000
9,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 2.190%, 8/7/2008	9,600,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.370%, 8/7/2008	3,000,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4) Weekly VRDNs (Washington & Jefferson College)/(National City Bank LOC), 2.950%, 8/7/2008	9,500,000
9,900,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,900,000
7,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-A), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/14/2008	7,002,928
3,500,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,501,470
18,350,000	[3,4]	Pennsylvania State Public School Building Authority, Solar Eclipse (Series 2007-93) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(U.S. Bank, N.A. LIQ), 2.390%, 8/7/2008	18,350,000
7,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	7,000,000
5,000,000		Pennsylvania State Turnpike Commission, (Series B-5 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 1.950%, 8/7/2008	5,000,000
2,845,000	[3,4]	Philadelphia, PA Airport System, PUTTERs (Series 2260Z) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.590%, 8/7/2008	2,845,000
6,675,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 2.130%, 8/7/2008	6,675,000
5,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 2.260%, 8/7/2008	5,000,000
4,250,000	[3,4]	Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs (Children's Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	4,250,000
15,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	15,000,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.240%, 8/7/2008	5,000,000
7,800,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	7,800,000
785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 2.800%, 8/6/2008	785,000
5,800,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 2.500%, 8/7/2008	5,800,000
4,095,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	4,095,000
6,200,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	6,200,000
5,000,000		Southcentral PA, General Authority, (Series 2008) Weekly VRDNs (York County, PA)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	5,000,000
1,500,000		Spring Grove, PA Area School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	1,500,000
4,959,000		Stroudsburg, PA Area School District, 3.25% TRANs, 6/30/2009	5,012,170
6,000,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 2.230%, 8/7/2008	6,000,000
3,300,000		University of Pittsburgh, (Series 2000A) Weekly VRDNs (DePfa Bank PLC LIQ), 2.220%, 8/6/2008	3,300,000
6,460,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 3.000%, 8/7/2008	6,460,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	2,500,000
10,000,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	10,000,000
8,000,000		William Penn School District, PA, 3.00% TRANs, 6/30/2009	8,072,999
2,750,000		Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First Tennessee Bank, N.A. LOC), 4.000%, 8/7/2008	2,750,000
2,965,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 3.150%, 8/7/2008	2,965,000
2,605,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.550%, 8/1/2008	2,605,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 2.390%, 8/7/2008	2,500,000
		TOTAL MUNICIPAL INVESTMENTS --- 99.7% (AT AMORTIZED COST)[5]	710,500,699
		OTHER ASSETS AND LIABILITIES --- NET --- 0.3%[6]	1,962,648
		TOTAL NET ASSETS --- 100%	$712,463,347

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.6% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	97.9%	2.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $136,923,898, which represented 19.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $136,923,898, which represented 19.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Virginia Municipal Cash Trust

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1,2]
		Virginia--97.0%
$5,870,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 2003-33) Weekly VRDNs (Fairfax County, VA EDA)/(Bank of America N.A. LIQ), 2.640%, 8/7/2008	$5,870,000
6,480,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 2.200%, 8/6/2008	6,480,000
8,510,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 2.290%, 8/7/2008	8,510,000
6,300,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/ (SunTrust Bank LOC), 2.200%, 8/6/2008	6,300,000
3,665,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 2.350%, 8/6/2008	3,665,000
2,270,000		Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,270,000
1,410,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 2.350%, 8/6/2008	1,410,000
2,700,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, Alabama LOC), 2.480%, 8/7/2008	2,700,000
1,000,000		Capital Beltway Funding Corporation, VA, (Series A) Weekly VRDNs (DePfa Bank PLC LOC), 2.200%, 8/7/2008	1,000,000
6,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.170%, 8/7/2008	6,000,000
1,430,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	1,430,000
10,500,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	10,500,000
12,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	12,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 2.440%, 8/7/2008	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/ (LaSalle Bank, N.A. LOC), 3.000%, 8/7/2008	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	4,400,000
5,230,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 2.290%, 8/6/2008	5,230,000
7,850,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/1/2008	7,850,000
2,145,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	2,145,000
5,100,000		Fairfax County, VA IDA, (Series 1988A) Weekly VRDNs (Inova Health System), 2.000%, 8/6/2008	5,100,000
3,000,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 2.200%, 8/6/2008	3,000,000
15,000,000		Fairfax County, VA IDA, (Series 2008 A-2), 1.60% TOBs (Inova Health System), Optional Tender 4/20/2009	15,000,000
2,300,000		Fairfax County, VA Redevelopment and Housing Authority, (Series A), 3.50% BANs (Fairfax County, VA), 3/1/2009	2,319,784
5,860,000	[3,4]	Fairfax County, VA Water Authority, PT-4485 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	5,860,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 2.200%, 8/6/2008	3,580,000
2,300,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 2.250%, 8/7/2008	2,300,000
3,200,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 2.150%, 8/7/2008	3,200,000
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.91% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2008	4,000,000
3,470,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	3,470,000
4,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	4,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 2.280%, 8/7/2008	7,500,000
2,738,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank NA, New York LOC), 2.130%, 8/6/2008	2,738,000
1,500,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 2.200%, 8/6/2008	1,500,000
1,855,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,855,000
3,085,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/ (SunTrust Bank LOC), 2.200%, 8/6/2008	3,085,000
4,300,000		Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.450%, 8/6/2008	4,300,000
23,400,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 2.350%, 8/6/2008	23,400,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 2.190%, 8/7/2008	1,230,000
5,790,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	5,790,000
2,500,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 2.100%, 8/6/2008	2,500,000
3,725,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/ (Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	3,725,000
5,850,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/ (PNC Bank, N.A. LOC), 2.150%, 8/7/2008	5,850,000
6,500,000		Loudoun County, VA, (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	6,500,000
7,000,000		Lynchburg, VA IDA, (Series 2004 A) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 2.200%, 8/7/2008	7,000,000
4,675,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 2.210%, 8/7/2008	4,675,000
9,050,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 2.210%, 8/7/2008	9,050,000
16,050,000		Lynchburg, VA IDA, (Series 2004 D) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	16,050,000
4,500,000		Lynchburg, VA IDA, (Series 2004 E) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 2.200%, 8/7/2008	4,500,000
4,000,000		Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 2.210%, 8/7/2008	4,000,000
2,625,000		Madison County, VA IDA, (Series 1998) Weekly VRDNs (Madison Wood Preservers, Inc.)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	2,625,000
1,200,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,200,000
15,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	15,000,000
15,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 2.97% CP (Bank of America N.A. LOC), Mandatory Tender 9/10/2008	15,500,000
13,475,000		Metropolitan Washington, DC Airports Authority, Subseries A, 2.60% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 8/6/2008	13,475,000
2,850,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 2.350%, 8/6/2008	2,850,000
2,595,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 2.450%, 8/7/2008	2,595,000
6,565,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 2.350%, 8/6/2008	6,565,000
10,825,000	[3,4]	Newport News, VA, BB&T Floater Certificates (Series 2008-08) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.240%, 8/7/2008	10,825,000
28,000,000		Pocahontas Parkway Association, VA, (Series 1998A), 5.50% Bonds (United States Treasury PRF 8/15/2008@102), 8/15/2028	28,578,036
5,050,000		Pocahontas Parkway Association, VA, (Series A), 5.00% Bonds (United States Treasury PRF 8/15/2008@102), 8/15/2011	5,154,140
9,000,000		Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF 8/15/2008@24.973), 8/15/2032	2,244,407
4,535,000		Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF 8/15/2008@45.5), 8/15/2022	2,063,789
13,915,000		Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF 8/15/2008@48.201), 8/15/2021	6,701,678
1,025,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 2.440%, 8/7/2008	1,025,000
5,215,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 2.350%, 8/6/2008	5,215,000
4,500,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 2.360%, 8/7/2008	4,500,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 2.450%, 8/7/2008	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.390%, 8/7/2008	4,875,000
3,810,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 2.350%, 8/6/2008	3,810,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 2.490%, 8/7/2008	5,795,000
1,950,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 2.350%, 8/6/2008	1,950,000
9,100,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.100%, 8/1/2008	9,100,000
8,575,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 2.270%, 8/1/2008	8,575,000
1,855,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	1,855,000
250,000		Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/ (Huntington National Bank, Columbus, OH LOC), 3.000%, 8/1/2008	250,000
7,800,000	[3,4]	Tobacco Settlement Financing Corp., VA, (PA-1303) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(United States Treasury PRF 6/1/2015 @ 100), 2.250%, 8/7/2008	7,800,000
5,560,000	[3,4]	University of Virginia, Floater Certificates (Series 2746) Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	5,560,000
9,000,000	[3,4]	University of Virginia, Floater Certificates (Series 2761X) Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	9,000,000
7,290,000	[3,4]	Upper Occoquan Sewage Authority, VA, MuniTOPS (Series 2007-30) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	7,290,000
3,530,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	3,530,000
1,120,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/ (Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	1,120,000
2,700,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 2.400%, 8/6/2008	2,700,000
1,000,000		Virginia Commonwealth Transportation Board, 5.50% Bonds, 10/1/2008	1,004,074
6,100,000	[3,4]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ), 2.260%, 8/7/2008	6,100,000
650,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	650,000
3,000,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 2.200%, 8/7/2008	3,000,000
1,935,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 2.340%, 8/6/2008	1,935,000
1,405,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 2.440%, 8/7/2008	1,405,000
2,700,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/ (Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	2,700,000
1,900,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 2.200%, 8/6/2008	1,900,000
5,000,000	[3,4]	Virginia State Housing Development Authority, (MT-446) Weekly VRDNs (Bayerische Landesbank LIQ), 2.290%, 8/7/2008	5,000,000
5,325,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.340%, 8/6/2008	5,325,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.340%, 8/6/2008	2,000,000
13,345,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 2.340%, 8/6/2008	13,345,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 2.340%, 8/6/2008	6,285,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10), 2.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	6,150,000
4,880,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (Morgan Stanley LIQ), 2.310%, 8/7/2008	4,880,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 2.200%, 8/6/2008	3,162,000
2,100,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	2,100,000
		TOTAL	529,175,908
		Puerto Rico--2.5%
3,500,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 2.640%, 8/7/2008	3,500,000
1,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	1,995,000
7,925,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C86), 2.40% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 8/20/2008	7,925,000
		TOTAL	13,420,000
		TOTAL MUNICIPAL INVESTMENTS—99.5% (AT AMORTIZED COST)[5]	542,595,908
		OTHER ASSETS AND LIABILITIES – NET—0.5%[6]	2,622,683
		TOTAL NET ASSETS—100%	$545,218,591

Securities that are subject to the federal alternative minimum tax represent 38.9% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.3%	0.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $119,585,000, which represented 21.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At July 31, 2008, these liquid restricted securities amounted to $119,585,000, which represented 21.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 22, 2008